UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number    811-21237

                Unified Series Trust
 (Exact name of registrant as specified in charter)

2960 N. Meridian St.
Indianapolis, IN                                             46208
(Address of principal executive offices)   (Zip code)

Christopher E. Kashmerick
Unified Fund Services, Inc.
2960 N. Meridian St. Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:   317-917-7000

Date of fiscal year end:        11/30

Date of reporting period:  05/31/2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Symons Institutional Funds

Semi-Annual Report

May 31, 2010

Fund Adviser:

Symons Capital Management, Inc.
650 Washington Road, Suite 800
Pittsburgh, PA 15228

Toll Free (877) 679-6667

www.scm-funds.com

Investment Results - (Unaudited)

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-679-6667.

*     Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**   The Russell 3000 Growth Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above.  Please read it carefully before investing.  The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Comparison of a $10,000 Investment in the Symons Capital Appreciation Institutional Fund and the Russell 3000 Growth Index
Value ($)
$12,250
$11,750
$11,250
$10,750
$10,250
$9,750
$9,250
$8,750
$8,250
$7,750
$7,250
$6,750
$6,250
$5,750
$5,250
$4,750
$4,250
Inception Date:
12/22/2006
Symons Capital Appreciation Institutional Fund $7,324
Russell 3000 Growth Index $9,275
Nov-06
Feb-07
May-07
Aug-07
Nov-07
Feb-08
May-08
Aug-08
Nov-08
Feb-09
May-09
Aug-09
Nov-09
Feb-10
May-10
Date

The chart above assumes an initial investment of $10,000 made on December 22, 2006 (commencement of Fund operations) and held through May 31, 2010. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Russell 3000 Growth Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. Current performance may be lower or higher than the performance data quoted.

For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-679-6667.  You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Investment Results – (Unaudited)

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-679-6667.

*     Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**   The Russell 3000 Value Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above.  Please read it carefully before investing.  The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Comparison of a $10,000 Investment in the Symons Value Institutional Fund and the Russell 3000 Value Index
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
$7,500
$7,000
$6,500
$6,000
$5,500
$5,000
$4,500
Value ($)
Inception Date: 12/22/2006
Symons Value Institutional Fund $10,110
Russell 3000 Value Index $7,699
Nov-06
Feb-07
May-07
Aug-07
Nov-07
Feb-08
May-08
Aug-08
Nov-08
Feb-09
May-09
Aug-09
Nov-09
Feb-10
May-10
Date

The chart above assumes an initial investment of $10,000 made on December 22, 2006 (commencement of Fund operations) and held through May 31, 2010. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Russell 3000 Value Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. Current performance may be lower or higher than the performance data quoted.

For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-679-6667.  You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Investment Results – (Unaudited)

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-679-6667.

*     Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**   The Russell 2000 Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above.  Please read it carefully before investing.  The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Comparison of a $10,000 Investment in the Symons Small Cap Institutional Fund and the Russell 2000 Index
Symons Small Cap Institutional Fund $9,251
Russell 2000 Index $9,355
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
$7,500
$7,000
$6,500
$6,000
$5,500
$5,000
$4,500
Value ($)
Inception Date: 05/06/2008
May-08
Aug-08
Nov-08
Feb-09
May-09
Aug-09
Nov-09
Feb-10
May-10
Date

The chart above assumes an initial investment of $10,000 made on May 6, 2008 (commencement of Fund operations) and held through May 31, 2010. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Russell 2000 Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. Current performance may be lower or higher than the performance data quoted.

For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-679-6667.  You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS – (Unaudited)

  1As a percent of net assets.

The Capital Appreciation Fund seeks to achieve its objective by investing in a diversified portfolio of companies with market capitalizations at the time of purchase above $500 million that are trading at attractive prices, and that appear to have strong potential for capital appreciation over the long-term.

  1As a percent of net assets.

The Value Fund seeks to achieve its objective by investing in a diversified portfolio of companies with market capitalizations at the time of purchase above $500 million that are trading at attractive prices, and that appear to have limited downside price risk over the long-term.

  1As a percent of net assets.

The Small Cap Fund seeks to achieve its objective by investing in a diversified portfolio of small capitalization companies (those with market capitalizations at the time of purchase less than $2 billion). The Small Cap Fund will purchase small cap stocks trading on U.S. exchanges at what the Adviser believes are attractive prices, and that appear to have strong potential for capital appreciation over the long-term.

Availability of Portfolio Schedule – (Unaudited)

Each Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov.  The Funds’ Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of one of the Funds, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months from December 1, 2009 to May 31, 2010.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not any of the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees.  Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  In addition, if these transactions costs were included, your costs would have been higher.

Symons Capital Appreciation Institutional Fund	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During the Period* December 1, 2009 – May 31, 2010
Actual	$1,000.00	$996.52	$7.27
Hypothetical **	$1,000.00	$1,017.65	$7.34

*Expenses are equal to the Fund’s annualized expense ratio of 1.46%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
** Assumes a 5% return before expenses.

Symons Value Institutional Fund	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During the Period* December 1, 2009 – May 31, 2010
Actual	$1,000.00	$982.85	$7.22
Hypothetical **	$1,000.00	$1,017.65	$7.34

*Expenses are equal to the Fund’s annualized expense ratio of 1.46%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
** Assumes a 5% return before expenses.

Symons Small Cap Institutional Fund	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During the Period* December 1, 2009 - May 31, 2010
Actual	$1,000.00	$1,107.62	$8.20
Hypothetical **	$1,000.00	$1,017.15	$7.85

*Expenses are equal to the Fund’s annualized expense ratio of 1.56%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
** Assumes a 5% return before expenses.

Symons Institutional Funds
Symons Capital Appreciation Institutional Fund
Schedule of Investments
May 31, 2010
(Unaudited)

Common Stocks - 80.34%	Shares	Value

Agriculture Chemicals - 2.65%
Monsanto Co.	5,150	$261,981

Beverages - 6.64%
Constellation Brands, Inc. - Class A (a)	26,250	437,325
PepsiCo, Inc.	3,500	220,115
		657,440

Biological Products (No Diagnostic Substances) - 2.21%
Gilead Sciences, Inc. (a)	6,100	219,112

Crude Petroleum & Natural Gas - 2.22%
Talisman Energy, Inc.	12,950	220,020

Drilling Oil & Gas Wells - 1.07%
Patterson-UTI Energy, Inc.	7,550	105,926

Electric & Other Services Combined - 6.41%
Ameren Corp.	13,300	327,978
Consolidated Edison, Inc.	7,200	306,648
		634,626

Electronic & Other Electrical Equipment (No Computer Equipment) - 1.17%
General Electric Co.	7,100	116,085

Farm Machinery & Equipment - 0.94%
Lindsay Corp.	2,720	92,942

Food & Kindred Products - 7.08%
ConAgra Foods, Inc.	12,190	294,754
Flowers Foods, Inc.	9,800	242,158
Hain Celestial Group, Inc. (a)	7,600	163,856
		700,768

Gold & Silver Ores - 2.44%
Harmony Gold Mining Co., Ltd. (b)	25,000	242,000

Grain Mill Products - 3.18%
Kellogg Co.	5,900	315,237

Miscellaneous Furniture & Fixtures - 4.06%
Kinetic Concepts, Inc. (a)	9,700	401,580

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.47%
Zimmer Holdings, Inc. (a)	6,150	343,969

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Capital Appreciation Institutional Fund
Schedule of Investments - continued
May 31, 2010
(Unaudited)

Common Stocks - 80.34% - continued	Shares	Value

Petroleum Refining - 2.38%
Tesoro Corp.	20,100	$235,170

Pharmaceutical Preparations - 7.76%
Abbott Laboratories	7,030	334,347
Pfizer, Inc.	28,500	434,055
		768,402

Plastic Material, Synthetic Resin/Rubber, Cellulos (No Glass) - 2.61%
E. I. du Pont de Nemours & Co.	7,150	258,615

Retail - Catalog & Mail-Order Houses - 1.19%
NutriSystem, Inc.	5,300	117,925

Retail - Computer & Computer Software Stores - 3.61%
GameStop Corp. - Class A (a)	15,700	357,803

Retail - Variety Stores - 3.85%
BJ's Wholesale Club, Inc. (a)	9,500	380,665

Semiconductors & Related Devices - 2.73%
Texas Instruments, Inc.	11,050	269,841

Services - Business Services - 3.46%
eBay, Inc. (a)	16,000	342,560

Services - Educational Services - 1.47%
ITT Educational Services, Inc. (a)	1,440	145,354

Services - Prepackaged Software - 2.45%
Adobe Systems, Inc. (a)	7,550	242,204

Surgical & Medical Instruments & Apparatus - 3.24%
Baxter International, Inc.	4,350	183,701
Boston Scientific Corp. (a)	22,700	137,335
		321,036

Water Supply - 2.05%
Aqua America, Inc.	11,630	202,944

TOTAL COMMON STOCKS (Cost $8,526,325)		7,954,205

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Capital Appreciation Institutional Fund
Schedule of Investments - continued
May 31, 2010
(Unaudited)

Real Estate Investment Trusts - 2.60%	Shares	Value

Senior Housing Properties Trust	12,340	$257,166

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $253,241)		257,166

Money Market Securities - 16.93%

Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.26% (c)	1,675,887	1,675,887

TOTAL MONEY MARKET SECURITIES (Cost $1,675,887)		1,675,887

TOTAL INVESTMENTS (Cost $10,455,453) - 99.87%		$9,887,258

Other assets less liabilities - 0.13%		12,576

TOTAL NET ASSETS - 100.00%		$9,899,834

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at May 31, 2010.

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Value Institutional Fund
Schedule of Investments
May 31, 2010
(Unaudited)

Common Stocks - 81.20%	Shares	Value

Agriculture Chemicals - 2.20%
Mosaic Co./The	18,040	$832,907

Agriculture Production - Crops - 2.93%
Fresh Del Monte Produce, Inc. (a)	55,520	1,110,400

Biological Products, No Diagnostic Substances - 3.52%
Amgen, Inc. (a)	25,750	1,333,335

Cigarettes - 3.10%
Philip Morris International, Inc.	26,600	1,173,592

Converted Paper & Paperboard Products (No Containers/Boxes) - 2.47%
Kimberly-Clark Corp.	15,380	933,566

Electric Services - 10.35%
Duke Energy Corp.	80,340	1,282,226
PPL Corp.	43,400	1,120,154
Southern Co.	46,350	1,515,645
		3,918,025

Fats & Oils - 1.33%
Bunge, Ltd.	10,300	502,228

Food & Kindred Products - 3.33%
Sara Lee Corp.	89,050	1,261,839

Gold & Silver Ores - 3.09%
Gold Fields, Ltd. (b)	85,010	1,168,887

Heavy Construction Other Than Building Construction - Contractors - 1.56%
KBR, Inc.	26,800	589,064

Ice Cream & Frozen Desserts - 2.04%
Dean Foods Co. (a)	72,550	772,657

Meat Packing Plants - 3.55%
Smithfield Foods, Inc. (a)	77,850	1,342,134

Petroleum Refining - 1.80%
Valero Energy Corp.	36,460	681,073

Pharmaceutical Preparations - 8.11%
Eli Lilly & Co.	34,550	1,132,895
Forest Laboratories, Inc. (a)	29,450	762,166
GlaxoSmithKline plc (b)	35,070	1,173,442
		3,068,503

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Value Institutional Fund
Schedule of Investments - continued
May 31, 2010
(Unaudited)

Common Stocks - 81.20% - continued	Shares	Value

Radio & TV Broadcasting & Communications Equipment - 1.46%
Nokia Corp. (b)	54,750	$554,070

Retail - Eating Places - 2.79%
Wendy's/Arby's Group, Inc. - Class A	233,750	1,054,212

Retail - Variety Stores - 2.57%
Costco Wholesale Corp.	16,670	971,027

Savings Institution, Federally Chartered - 2.85%
People's United Financial, Inc.	77,250	1,079,183

Semiconductors & Related Devices - 2.33%
MEMC Electronic Materials, Inc. (a)	77,700	881,895

Services - Miscellaneous Amusement & Recreation - 3.13%
Walt Disney Co./The	35,460	1,185,073

Services - Prepackaged Software - 2.87%
Electronic Arts, Inc. (a)	65,760	1,085,698

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 3.30%
Procter & Gamble Co./The	20,440	1,248,680

Sugar & Confectionery Products - 3.00%
Hershey Co./The	24,270	1,135,836

Switchgear & Switchboard Apparatus - 2.29%
ABB, Ltd. (b)	50,830	864,618

Telecommunications - 1.22%
Telecom Corp. of New Zealand, Ltd. (b)	72,055	459,711

Telephone Communications (No Radio Telephone) - 4.01%
AT&T, Inc.	62,400	1,516,320

TOTAL COMMON STOCKS (Cost $30,026,782)		30,724,533

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Value Institutional Fund
Schedule of Investments - continued
May 31, 2010
(Unaudited)

Real Estate Investment Trusts - 3.24%	Shares	Value

Annaly Capital Management, Inc.	72,250	$1,225,360

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,158,954)		1,225,360

Money Market Securities - 19.11%

Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.26% (c)	7,232,339	7,232,339

TOTAL MONEY MARKET SECURITIES (Cost $7,232,339)		7,232,339

TOTAL INVESTMENTS (Cost $38,418,075) - 103.55%		$39,182,232

Liabilities in excess of other assets - (3.55)%		(1,344,094)

TOTAL NET ASSETS - 100.00%		$37,838,138

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at May 31, 2010.

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments
May 31, 2010
(Unaudited)

Common Stocks - 79.85%	Shares	Value

Agriculture Chemicals - 0.51%
Scotts Miracle-Gro Co. - Class A	700	$31,101

Agriculture Production - Crops - 3.53%
Chiquita Brands International, Inc. (a)	11,910	147,089
Dole Food Co., Inc. (a)	7,570	69,266
		216,355

Arrangement of Transportation of Freight & Cargo - 1.21%
Brink's Co.\The	3,270	74,131

Bituminous Coal & Lignite Surface Mining - 0.33%
Evergreen Energy, Inc. (a)	5,920	1,131
Massey Energy Co.	570	18,878
		20,009

Calculating & Accounting Machines (No Electronic Computers) - 0.56%
NCR Corp. (a)	2,600	34,528

Canned Fruits, Vegetables & Preserves, Jams & Jellies - 0.85%
Del Monte Foods Co.	3,580	52,196

Chemicals & Allied Products - 1.69%
Olin Corp.	5,390	103,326

Converted Paper & Paperboard Products (No Containers/Boxes) - 0.16%
Bemis Co., Inc.	350	10,038

Deep Sea Foreign Transportation of Freight - 0.93%
Paragon Shipping, Inc. - Class A	13,890	57,088

Drilling Oil & Gas Wells - 0.67%
Patterson-UTI Energy, Inc.	1,690	23,711
Rowan Companies, Inc. (a)	700	17,332
		41,043

Electric & Other Services Combined - 1.42%
ALLETE, Inc.	2,520	86,990

Electric Services - 1.20%
Hawaiian Electric Industries, Inc.	3,350	73,566

Farm Machinery & Equipment - 1.22%
Lindsay Corp.	2,180	74,491

Fats & Oils - 2.04%
Darling International, Inc. (a)	15,650	125,043

Fire, Marine & Casualty Insurance - 1.24%
Tower Group, Inc.	3,470	76,028

Food & Kindred Products - 2.61%
Flowers Foods, Inc.	1,050	25,946
Hain Celestial Group, Inc. (a)	6,220	134,103
		160,049

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
May 31, 2010
(Unaudited)

Common Stocks - 79.85% - continued	Shares	Value

Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 2.59%
JAKKS Pacific, Inc. (a)	10,710	$158,615

Gold & Silver Ores - 4.27%
Golden Star Resources, Ltd. (a)	61,600	261,800

Greeting Cards - 3.48%
American Greetings Corp. - Class A	9,050	213,399

Heavy Construction Other Than Building Construction - Contractor - 0.34%
Foster Wheeler AG (a)	860	20,649

Hospital & Medical Service Plans - 1.20%
AMERIGROUP Corp. (a)	2,050	73,636

Magnetic & Optical Recording Media - 1.45%
Imation Corp. (a)	8,640	88,819

Metal Mining - 0.91%
Thompson Creek Metals Co., Inc. (a)	5,650	55,652

Mining, Quarrying of Nonmetallic Minerals - 2.47%
USEC, Inc. (a)	28,640	151,219

Miscellaneous Fabricated Metal Products - 1.61%
Mueller Water Products, Inc. - Class A	22,840	98,897

Perfumes, Cosmetics & Other Toilet Preparations - 2.48%
Elizabeth Arden, Inc. (a)	8,950	152,150

Pharmaceutical Preparations - 1.41%
Perrigo Co.	1,460	86,739

Photographic Equipment & Supplies - 1.02%
Avid Technology, Inc. (a)	4,660	62,817

Oil, Gas Field Services - 1.04%
Global Industries, Ltd. (a)	12,160	63,475

Ordnance & Accessories, (No Vehicles/Guided Missiles) - 1.47%
Smith & Wesson Holding Corp. (a)	20,680	90,061

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
May 31, 2010
(Unaudited)

Common Stocks - 79.85% - continued	Shares	Value

Refuse Systems - 0.83%
US Ecology, Inc.	3,600	$50,940

Retail - Catalog & Mail-Order Houses - 1.36%
NutriSystem, Inc.	3,750	83,437

Retail - Drug Stores & Proprietary Stores - 1.61%
PetMed Express, Inc.	5,010	98,797

Retail - Family Clothing Stores - 2.00%
Children's Place Retail Stores, Inc. (a)	2,600	122,538

Retail - Miscellaneous Retail - 2.93%
EZCORP, Inc. - Class A (a)	9,800	179,438

Retail - Variety Stores - 1.86%
BJ's Wholesale Club, Inc. (a)	2,850	114,199

Secondary Smelting & Refining of Nonferrous Metals - 1.86%
OM Group, Inc. (a)	3,820	114,027

Semiconductors & Related Devices - 2.35%
GT Solar International Inc. (a)	26,440	144,362

Services - Educational Services - 1.66%
American Public Education, Inc. (a)	2,490	101,816

Services - Engineering Services - 1.33%
Teledyne Technologies, Inc. (a)	2,080	81,765

Services - Hospitals - 1.45%
Magellan Health Services, Inc. (a)	2,190	89,111

Services - Prepackaged Software - 1.45%
Rosetta Stone, Inc. (a)	3,400	89,250

Services - Skilled Nursing Care Facilities - 1.72%
Sun Healthcare Group, Inc. (a)	11,600	105,676

Sporting Goods - 1.56%
Callaway Golf Co.	11,390	95,904

State Commercial Banks - 1.12%
First Financial Bankshares, Inc.	1,370	68,747

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
May 31, 2010
(Unaudited)

Common Stocks - 79.85% - continued	Shares	Value

Surgical & Medical Instruments & Apparatus - 1.34%
Hill-Rom Holdings, Inc.	2,950	$82,246

Telephone Communications (No Radio Telephone) - 3.15%
Alaska Communications Systems Group, Inc.	14,570	120,494
NTELOS Holdings Corp.	4,040	72,518
		193,012

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 0.46%
Herbalife, Ltd.	620	28,043

Wholesale - Groceries & General Line - 3.90%
United Natural Foods, Inc. (a)	7,700	239,085

TOTAL COMMON STOCKS (Cost $4,471,546 )		4,896,303

Real Estate Investment Trusts - 2.86%

Capstead Mortgage Corp.	6,280	71,718
Colony Financial, Inc.	4,270	77,671
Senior Housing Properties Trust	1,240	25,842

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $179,423)		175,231

Money Market Securities - 19.86%

Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.26% (b)	1,217,891	1,217,891

TOTAL MONEY MARKET SECURITIES (Cost $1,217,891)		1,217,891

TOTAL INVESTMENTS (Cost $5,868,860) - 102.57%		$6,289,425

Liabilities in excess of other assets - (2.57)%		(157,311)

TOTAL NET ASSETS - 100.00%		$6,132,114

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at May 31, 2010.

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Statements of Assets and Liabilities
May 31, 2010
(Unaudited)

	Symons
	Capital		Symons
	Appreciation	Symons Value	Small Cap
	Institutional	Institutional	Institutional
	Fund	Fund	Fund
Assets
Investment in securities:
At cost	$10,455,453	$38,418,075	$5,868,860
At value	$9,887,258	$39,182,232	$6,289,425

Receivable for Fund shares sold	6,482	37,934	12,521
Dividends receivable	16,775	133,853	4,017
Interest receivable	409	1,532	259
Prepaid expenses	10,605	10,238	16,381
Receivable due from Adviser (a)	-	-	6,380
Total assets	9,921,529	39,365,789	6,328,983

Liabilities
Payable to Adviser (a)	2,175	25,136	-
Payable for investments purchased	-	1,470,288	183,105
Payable for Fund shares redeemed	1,674	5,100	366
Payable to administrator, transfer agent, and fund accountant	4,323	13,200	2,909
Payable to trustees and officers	3,355	3,353	3,306
Payable to custodian	1,311	1,653	693
Other accrued expenses	8,857	8,921	6,490
Total liabilities	21,695	1,527,651	196,869

Net Assets	$9,899,834	$37,838,138	$6,132,114

Net Assets consist of:
Paid in capital	$17,902,268	$35,332,287	$5,592,043
Accumulated undistributed net investment income (loss)	16,009	147,549	(12,847)
Accumulated undistributed net realized gain (loss) from investment
transactions and call options written	(7,450,248)	1,594,145	132,353
Net unrealized appreciation (depreciation) on:
Investment Securities	(568,195)	764,157	420,565

Net Assets	$9,899,834	$37,838,138	$6,132,114

Shares outstanding (unlimited number of shares authorized)	1,371,942	3,953,319	669,722

Net Asset Value and offering price per share	$7.22	$9.57	$9.16

Redemption price per share (Net Asset Value * 98%) (b)	$7.08	$9.38	$8.98

(a) See Note 5 in the Notes to the Financial Statements.
(b) The Funds charge a 2% redemption fee on shares redeemed within 60 calendar days of purchase.
Shares are redeemed at the net asset value if held longer than 60 calendar days.

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Statements of Operations
For the six months ended May 31, 2010
(Unaudited)

	Symons
	Capital		Symons
	Appreciation	Symons Value	Small Cap
	Institutional	Institutional	Institutional
	Fund	Fund	Fund

Investment Income
Dividend income (net of foreign withholding tax of $186,
$13,531 and $0 respectively)	$71,042	$392,227	$19,811
Interest income	2,359	9,421	1,166
Total Income	73,401	401,648	20,977

Expenses
Investment Adviser fee (a)	49,636	185,850	23,850
Registration expenses	11,579	12,113	8,662
Legal expenses	9,334	8,174	8,240
Administration expenses	9,300	26,229	6,024
Fund accounting expenses	8,011	24,703	4,682
Out-of-Pocket expenses	7,642	8,431	7,140
Audit expenses	6,479	6,479	6,479
Transfer agent expenses	5,244	15,579	3,088
Trustee expenses	4,224	4,722	4,722
CCO expenses	4,078	3,992	3,999
Custodian expenses	3,263	4,885	7,445
Pricing expenses	1,907	1,870	2,413
Report printing expenses	785	2,887	2,872
Insurance expenses	630	651	1,333
Miscellaneous expenses	318	316	316
24f-2 expenses	11	1,605	112
Total Expenses	122,441	308,486	91,377
Fees waived and expenses reimbursed by Adviser (a)	(49,972)	(37,147)	(57,553)
Net operating expenses	72,469	271,339	33,824
Net investment income (loss)	932	130,309	(12,847)

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities	(80,440)	1,634,258	165,047
Call Options Written	(23,110)	20,890	-
Change in unrealized appreciation (depreciation) on:
Investment Securities	29,798	(2,522,094)	219,062
Call Options Written	10,360	(19,890)	-
Net realized and unrealized gain (loss) on investment
securities and call options written	(63,392)	(886,836)	384,109
Net increase (decrease) in net assets resulting
from operations	$(62,460)	$(756,527)	$371,262

(a) See Note 5 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Statements of Changes In Net Assets

	Symons Capital Appreciation Institutional Fund

	Six months ended
	May 31, 2010	Year ended
	(Unaudited)	November 30, 2009
Operations
Net investment income (loss)	$932	$21,486
Net realized gain (loss) on investment securities and
call options written	(103,550)	(5,987,730)
Change in unrealized appreciation (depreciation)
on investment securities and call options written	40,158	8,927,695
Net increase (decrease) in net assets resulting from operations	(62,460)	2,961,451

Distributions
From net investment income	(6,409)	-
Total distributions	(6,409)	-

Capital Share Transactions
Proceeds from shares sold	1,420,962	3,021,086
Reinvestment of distributions	6,396	-
Amount paid for shares redeemed	(1,122,719)	(2,866,925)
Proceeds from redemption fees (a)	171	767
Net increase (decrease) in net assets resulting
from share transactions	304,810	154,928

Total Increase (Decrease) in Net Assets	235,941	3,116,379

Net Assets
Beginning of period	9,663,893	6,547,514

End of period	$9,899,834	$9,663,893

Accumulated undistributed net investment income
included in net assets at end of period	$16,009	$21,486

Capital Share Transactions
Shares sold	190,531	481,866
Shares issued in reinvestment of distributions	882	-
Shares redeemed	(152,489)	(603,884)

Net increase (decrease) from capital share transactions	38,924	(122,018)

(a) The Fund charges a redemption fee of 2% on shares redeemed within 60 calendar days of purchase.

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Statements of Changes In Net Assets

	Symons Value Institutional Fund

	Six months ended
	May 31, 2010	Year ended
	(Unaudited)	November 30, 2009
Operations
Net investment income (loss)	$130,309	$215,438
Net realized gain (loss) on investment securities and
call options written	1,655,148	(58,182)
Change in unrealized appreciation (depreciation)
on investment securities and call options written	(2,541,984)	4,762,156
Net increase (decrease) in net assets resulting from operations	(756,527)	4,919,412

Distributions
From net investment income	(191,594)	(74,160)
From net realized gain	-	(94,627)
Total distributions	(191,594)	(168,787)

Capital Share Transactions
Proceeds from shares sold	7,062,598	29,920,403
Reinvestment of distributions	185,063	168,787
Amount paid for shares redeemed	(2,519,030)	(7,351,096)
Proceeds from redemption fees (a)	112	3,782
Net increase (decrease) in net assets resulting
from share transactions	4,728,743	22,741,876

Total Increase (Decrease) in Net Assets	3,780,622	27,492,501

Net Assets
Beginning of period	34,057,516	6,565,015

End of period	$37,838,138	$34,057,516

Accumulated undistributed net investment income
included in net assets at end of period	$147,549	$208,834

Capital Share Transactions
Shares sold	705,900	3,420,976
Shares issued in reinvestment of distributions	18,845	20,434
Shares redeemed	(249,981)	(790,100)

Net increase (decrease) from capital share transactions	474,764	2,651,310

(a) The Fund charges a redemption fee of 2% on shares redeemed within 60 calendar days of purchase.

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Statements of Changes In Net Assets

	Symons Small Cap Institutional Fund

	Six months ended
	May 31, 2010	Year Ended
	(Unaudited)	November 30, 2009
Operations
Net investment income (loss)	$(12,847)	$(4,340)
Net realized gain (loss) on investment securities	165,047	(30,604)
Change in unrealized appreciation (depreciation)
on investment securities	219,062	523,479
Net increase (decrease) in net assets resulting from operations	371,262	488,535

Distributions
From net investment income	-	(96)
From net realized gain	-	(4,611)
From return of capital	-	(490)
Total distributions	-	(5,197)

Capital Share Transactions
Proceeds from shares sold	3,377,037	1,707,015
Reinvestment of distributions	-	5,187
Amount paid for shares redeemed	(203,924)	(127,536)
Proceeds from redemption fees (a)	423	120
Net increase (decrease) in net assets resulting
from share transactions	3,173,536	1,584,786

Total Increase (Decrease) in Net Assets	3,544,798	2,068,124

Net Assets
Beginning of period	2,587,316	519,192

End of period	$6,132,114	$2,587,316

Accumulated undistributed net investment income (loss)
included in net assets at end of period	$(12,847)	$-

Capital Share Transactions
Shares sold	379,529	240,838
Shares issued in reinvestment of distributions	-	913
Shares redeemed	(22,707)	(21,516)

Net increase (decrease) from capital share transactions	356,822	220,235

(a) The Fund charges a redemption fee of 2% on shares redeemed within 60 calendar days of purchase.

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Financial Highlights
(For a share outstanding throughout each period)

	Symons Capital Appreciation Institutional Fund

	Six months ended					Period ended
	May 31, 2010		Years ended November 30,			November 30,
	(Unaudited)		2009	2008		2007	(a)

Selected Per Share Data:

Net asset value, beginning of period	$ 7.25		$ 4.50	$ 10.21		$ 10.00

Income from investment operations:
Net investment income (loss)	-		0.02	(0.01)		0.04
Net realized and unrealized gain (loss) on investments	(0.03)		2.73	(5.57)		0.18	(b)
Total income (loss) from investment operations	(0.03)		2.75	(5.58)		0.22

Less distributions:
From net investment income	-	(c)	-	(0.03)		(0.01)
From net realized gain	-		-	(0.09)		-
From return of capital	-		-	(0.01)		-
Total distributions	-		-	(0.13)		(0.01)

Paid in capital from redemption fees (d)	-		-	-		-

Net asset value, end of period	$ 7.22		$ 7.25	$ 4.50		$ 10.21

Total Return (e)	-0.35%	(f)	61.11%	-55.35%		2.16%	(f)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 9,900		$ 9,664	$ 6,548		$ 20,170

Ratio of expenses to average net assets	1.46%	(g)	1.46%	1.47%	(h)	1.49%	(g)
Ratio of expenses to average net assets
before reimbursement	2.47%	(g)	3.79%	1.96%		3.22%	(g)
Ratio of net investment income (loss) to
average net assets	0.02%	(g)	0.32%	(0.10)%		0.80%	(g)
Ratio of net investment income (loss) to
average net assets before reimbursement	(0.99)%	(g)	(2.01)%	(0.59)%		(0.93)%	(g)
Portfolio turnover rate	21.30%		69.41%	83.72%		75.78%

(a) For the period December 22, 2006 (Commencement of Operations) to November 30, 2007.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the statement of operations due to the fluctuation in share transactions in the period.
(c) Distributions to shareholders resulted in less than $0.005 per share.
(d) Redemption fees resulted in less than $0.005 per share.
(e) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(f) Not annualized.
(g) Annualized.
(h) Effective March 31, 2008, the Adviser agreed to waive fees to maintain Fund expenses at
1.46%. Prior to that date, the expense cap was 1.49%.

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Financial Highlights
(For a share outstanding throughout each period)

	Symons Value Institutional Fund

	Six months ended	Years ended November 30,					Period ended
	May 31, 2010						November 30,
	(Unaudited)		2009		2008		2007	(a)
Selected Per Share Data:

Net asset value, beginning of period	$ 9.79		$ 7.94		$ 10.41		$ 10.00

Income from investment operations:
Net investment income (loss)	0.03		0.09	(b)	0.14	(b)	0.07
Net realized and unrealized gain (loss) on investments	(0.20)		1.95		(2.37)		0.35
Total income (loss) from investment operations	(0.17)		2.04		(2.23)		0.42

Less distributions:
From net investment income	(0.05)		(0.08)		(0.06)		(0.01)
From net realized gain	-		(0.11)		(0.20)		-
Total distributions	(0.05)		(0.19)		(0.26)		(0.01)

Paid in capital from redemption fees	-	(c)	-	(c)	0.02		-	(c)

Net asset value, end of period	$ 9.57		$ 9.79		$ 7.94		$ 10.41

Total Return (d)	-1.71%	(e)	26.14%		-21.76%		4.22%	(e)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 37,838		$ 34,058		$ 6,565		$ 4,262

Ratio of expenses to average net assets	1.46%	(f)	1.46%		1.47%	(g)	1.49%	(f)
Ratio of expenses to average net assets
before reimbursement	1.66%	(f)	1.91%		4.34%		8.63%	(f)
Ratio of net investment income (loss) to
average net assets	0.70%	(f)	1.00%		1.49%		1.15%	(f)
Ratio of net investment income (loss) to
average net assets before reimbursement	0.50%	(f)	0.55%		(1.38)%		(5.99)%	(f)
Portfolio turnover rate	17.95%		38.24%		70.54%		41.42%

(a) For the period December 22, 2006 (Commencement of Operations) to November 30, 2007.
(b) Calculated using average shares method.
(c) Redemption fees resulted in less than $0.005 per share.
(d) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e) Not annualized.
(f) Annualized.
(g) Effective March 31, 2008, the Adviser agreed to waive fees to maintain Fund expenses at
1.46%. Prior to that date, the expense cap was 1.49%.

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Financial Highlights
(For a share outstanding throughout each period)

	Symons Small Cap Institutional Fund

	Six months ended
	May 31, 2010		Year ended		Period ended
	(Unaudited)		November 30, 2009		November 30, 2008	(a)

Selected Per Share Data:

Net asset value, beginning of period	$ 8.27		$ 5.60		$ 10.00

Income from investment operations:
Net investment income (loss)	(0.02)		(0.03)	(b)	0.01
Net realized and unrealized gain (loss) on investments	0.91		2.76		(4.41)
Total income (loss) from investment operations	0.89		2.73		(4.40)

Less distributions:
From net investment income	-		-	(c)	-
From net realized gain	-		(0.05)		-
From return of capital	-		(0.01)		-
Total distributions	-		(0.06)		-

Paid in capital from redemption fees (d)	-		-		-

Net asset value, end of period	$ 9.16		$ 8.27		$ 5.60

Total Return (e)	10.76%	(f)	49.15%		-44.00%	(f)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 6,132		$ 2,587		$ 519

Ratio of expenses to average net assets	1.56%	(g)	1.56%		1.56%	(g)
Ratio of expenses to average net assets
before reimbursement	4.22%	(g)	16.87%		37.41%	(g)
Ratio of net investment income (loss) to
average net assets	(0.59)%	(g)	(0.37)%		0.19%	(g)
Ratio of net investment income (loss) to
average net assets before reimbursement	(3.25)%	(g)	(15.68)%		(35.66)%	(g)
Portfolio turnover rate	15.71%		54.75%		13.10%

(a) For the period May 6, 2008 (Commencement of Operations) to November 30, 2008.
(b) Calculated using average shares method.
(c) Distributions amounted to less than $0.005 per share.
(d) Redemption fees resulted in less than $0.005 per share.
(e) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(f) Not annualized.
(g) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Notes to the Financial Statements
May 31, 2010
(Unaudited)

NOTE 1. ORGANIZATION

The Symons Capital Appreciation Institutional Fund (the “Appreciation Fund”) and Symons Value Institutional Fund (the “Value Fund”) were each organized as a diversified series of Unified Series Trust (the “Trust”) on November 13, 2006.  The Appreciation Fund was formerly known as the Symons Alpha Growth Institutional Fund, and the Value Fund was formerly known as the Symons Alpha Value Institutional Fund.  The name changes were effective March 30, 2009.  The Symons Small Cap Institutional Fund (the “Small Cap Fund”) was organized as a diversified series of the Trust on February 10, 2008.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series.  Each Fund is one of a series of funds currently authorized by the Trustees.  The investment adviser to the Funds is Symons Capital Management, Inc. (the “Adviser”). The Value Fund and the Appreciation Fund commenced operations on December 22, 2006.  The Small Cap Fund commenced operations on May 6, 2008.  The investment objective of each Fund is long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as “regulated investment companies” (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended May 31, 2010, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.  The Appreciation and Value Funds are not subject to examination by U.S. federal tax authorities for tax years prior to 2006. The Small Cap Fund is not subject to examination by U.S. federal tax authorities for tax years prior to 2008.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – The Funds intend to distribute substantially all of their net investment income as dividends to its shareholders on at least an annual basis. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes.

Symons Institutional Funds
Notes to the Financial Statements - continued
May 31, 2010
(Unaudited)

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - continued

Where such differences are permanent in nature, they are reclassified in thecomponents of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Options Transactions – The Funds may purchase or write put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

When purchasing options, a Fund will recognize a realized loss equal to the option purchase price (premium paid), if the option expires without being exercised. If a Fund elects to exercise a put option, they will deliver a specified amount of the underlying security to the counterparty, for a specified price (“strike price”) within a specified timeframe.  If a Fund elects to exercise a call option, they will receive shares of the underlying security from the counterparty, and will pay a specified price (“strike price”) to the counterparty. Realized gain/loss will be recognized on each transaction, equal to the difference in the fair value of the securities delivered or received (netted with the upfront premium paid to enter into the contract) and the amounts paid relative to the strike price of the contract.

Subsequent Events – In accordance with accounting principles generally accepted in the United States of America (“GAAP”), management has evaluated subsequent events through the date these financial statements were issued and determined there were no material subsequent events, except as otherwise noted in these notes.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

Symons Institutional Funds
Notes to the Financial Statements - continued
May 31, 2010
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, American Depositary Receipts, and real estate investment trusts are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  Sometimes, an equity security owned by the Funds will be valued by the pricing service or Adviser with factors other than market quotations or when the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund.  These securities will be categorized as Level 1 securities.

Call and put options that the Funds invest in are generally traded on an exchange. The options in which the Funds invest are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued using the last bid price. The options will generally be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on

Symons Institutional Funds
Notes to the Financial Statements - continued
May 31, 2010
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Appreciation Fund’s investments as of May 31, 2010:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$7,712,205	$-	$-	$7,712,205

American Depositary Receipts*	242,000	-	-	242,000

Real Estate Investment Trusts	257,166	-	-	257,166

Money Market Securities	1,675,887	-	-	1,675,887

Total	$9,887,258	$-	$-	$9,887,258

*Refer to the Schedule of Investments for industry classifications.

The following is a summary of the inputs used to value the Value Fund’s investments as of May 31, 2010:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$26,503,805	$-	$-	$26,503,805

American Depositary Receipts*	4,220,728	-	-	4,220,728

Real Estate Investment Trusts	1,225,360	-	-	1,225,360

Money Market Securities	7,232,339	-	-	7,232,339

Total	$39,182,232	$-	$-	$39,182,232

*Refer to the Schedule of Investments for industry classifications.

Symons Institutional Funds
Notes to the Financial Statements - continued
May 31, 2010
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

The following is a summary of the inputs used to value the Small Cap Fund’s investments as of May 31, 2010:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$4,896,303	$-	$-	$4,896,303

Real Estate Investment Trusts	175,231	-	-	175,231

Money Market Securities	1,217,891	-	-	1,217,891

Total	$6,289,425	$-	$-	$6,289,425

*Refer to the Schedule of Investments for industry classifications.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. DERIVATIVE TRANSACTIONS

The derivative securities in which the Funds may invest, for hedging purposes and managing risk, include exchange-traded and over-the-counter (“OTC”) put or call options. Options may be illiquid and the market for options is largely unregulated.

When writing put and call options, a Fund is exposed to unfavorable changes in the value of the underlying asset against which the option was written.  To the extent required, a Fund will cover the financial exposure created by writing put and call options either by purchasing or selling offsetting options or by designating liquid assets to cover such financial exposure.  When purchasing options, a Fund is exposed to the potential loss of the option purchase price (premium), which is paid by the Fund upon entering into the contract.  The use of options may not always be a successful strategy and using them could lower a Fund’s return. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  If a Fund does not own the underlying security on which a call option is written, a Fund is exposed to the risk of loss if the fair value of the underlying security increases above the strike price and must be purchased at a price higher than what it can be sold for. When a Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option.  Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

In accordance with GAAP, call options written are presented as a liability on the Statement of Assets and Liabilities under Call Option Written and on the Statement of Operations under net realized gain (loss) on call options written and change in unrealized appreciation (depreciation) on call options written. Put options purchased are presented on the Statement of Assets and Liabilities under investments in securities at value and on the Statement of Operations under net realized gain (loss) on investment securities and change in unrealized appreciation (depreciation) on investment securities.

Symons Institutional Funds
Notes to the Financial Statements - continued
May 31, 2010
(Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS - continued

Please see the chart below for information regarding call options written and put options purchased for the Appreciation and Value Funds for the six months ended May 31, 2010:

Fund	Derivatives	Location of Gain (Loss) on Derivatives in Statements of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Net realized gain (loss) on call
	Equity Risk:	options written and Change in
Appreciation Fund	Call Options Written	unrealized appreciation
(depreciation) on call options
		written	$(23,110)	$10,360
Net realized gain (loss) on call
	Equity Risk:	options written and Change in
Value Fund	Call Options Written	unrealized appreciation
(depreciation) on call options
		written	$20,890	$(19,890)
Net realized gain (loss) on
	Equity Risk:	investment securities and
Appreciation Fund	Put Options Purchased	Change in unrealized
appreciation (depreciation) on
		investment securities	$(34,680)	$24,180
Net realized gain (loss) on
	Equity Risk:	investment securities and
Value Fund	Put Options Purchased	Change in unrealized
appreciation (depreciation) on
		investment securities	$(28,500)	$9,500

Transactions in call options written during the six months ended May 31, 2010 were as follows:

	Appreciation Fund		Value Fund
	Number of	Premiums	Number of	Premiums
	contracts	Received	contracts	Received

Options outstanding at November 30, 2009	100	$35,740	200	$20,890

Options written	-	-	-	-

Options terminated in closing purchase transactions	(100)	(35,740)	-	-

Options expired	-	-	(200)	(20,890)

Options exercised	-	-	-	-

Options outstanding at May 31, 2010	-	$-	-	$-

Symons Institutional Funds
Notes to the Financial Statements - continued
May 31, 2010
(Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS - continued

For the six months ended May 31, 2010, the Appreciation Fund did not purchase or write any options contracts, with 100 call option contracts sold, and no contracts exercised or expiring. For the six months ended May 31, 2010, the Value Fund did not purchase or write any options contracts, with 200 call option contracts expiring, and no contracts exercised or sold.  See Note 3 for additional disclosures about derivatives.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser of the Funds, under the terms of the management agreements (the “Agreements”), manages each Fund’s investments subject to approval of the Board. As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Appreciation Fund and the Value Fund and at an annual rate of 1.10% of the average daily net assets of the Small Cap Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund expenses, but only to the extent necessary so that each Fund’s total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short),  taxes, extraordinary expenses, and any indirect expenses (such as Fees and Expenses of Acquired Funds) do not exceed 1.46% of each Fund’s average daily net assets with respect to the Appreciation Fund and the Value Fund and 1.56% with respect to the Small Cap Fund, through March 31, 2011.  Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitations in place at the time of the waiver. Please see the chart below for information regarding the management fees, fee waivers and expenses reimbursed by each Fund for the six months ended May 31, 2010.

	Appreciation Fund	Value Fund	Small Cap Fund

Management fee (as a percent of average net assets)	1.00%	1.00%	1.10%

Expense limitation (as a percent of average net assets)	1.46%	1.46%	1.56%

Management fees earned	$49,636	$185,850	$23,850

Fees waived and expenses reimbursed	$49,972	$37,147	$57,553

The amounts subject to repayment by each Fund, pursuant to the aforementioned conditions, at November 30, 2009, are as follows:

Fund	Amount	To be repaid by November 30,

Appreciation Fund	$ 137,832	2010

	80,817	2011

	154,510	2012

Value Fund	142,522	2010
	130,113	2011
	97,370	2012

Small Cap Fund	97,687	2011
	180,387	2012

$49,972, $37,147, and $57,553 of reimbursement for the Appreciation, Value, and Small Cap Funds, respectively, may be subject to potential repayment by the Funds to the Adviser by November 30, 2013.

Symons Institutional Funds
Notes to the Financial Statements - continued
May 31, 2010
(Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

At May 31, 2010, the Adviser owed $6,380 to the Small Cap Fund.  At May 31, 2010, the Appreciation Fund and Value Fund owed the Adviser $2,175 and $25,136, respectively.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Funds’ business affairs and to provide the Funds with administrative services, including all regulatory reporting and necessary office equipment and personnel.  The Trust also retains Unified to act as each Fund’s transfer agent and to provide fund accounting services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal distributor of the Funds and Huntington National Bank, the custodian of the Funds’ investments (the “Custodian”).  A Trustee of the Trust is a member of management of the Custodian.  For the six months ended May 31, 2010, fees for administrative, transfer agent and fund accounting services, reimbursement of out-of-pocket expenses, and Custodian expenses and the amounts due Unified and the Custodian at May 31, 2010 were as follows:

	Appreciation Fund	Value Fund	Small Cap Fund

Administration expenses	$9,300	$26,229	$6,024

Transfer agent expenses	$5,244	$15,579	$3,088

Reimbursement of out-of-pocket expenses	$7,642	$8,431	$7,140

Fund accounting expenses	$8,011	$24,703	$4,682

Custodian expenses	$3,263	$4,885	$7,445

Payable to Unified	$4,323	$13,200	$2,909

Payable to Custodian	$1,311	$1,653	$693

Unified Financial Securities, Inc.  (the “Distributor”) acts as the principal distributor of the Funds.  There were no payments made to the Distributor by the Appreciation Fund, the Value Fund or the Small Cap Fund for the six months ended May 31, 2010.  The Distributor, Unified, and the Custodian are controlled by Huntington Bancshares, Inc.  A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor), and certain officers of the Trust are officers of the Distributor and such persons may be deemed to be affiliates of the Distributor.

NOTE 6.  INVESTMENT TRANSACTIONS

For the six months ended May 31, 2010, purchases and sales of investment securities, other than short-term investments were as follows:

	Appreciation Fund	Value Fund	Small Cap Fund

Purchases
U.S. Government Obligations	$-	$-	$-
Other	2,009,108	10,712,607	3,084,677
Sales
U.S. Government Obligations	$-	$-	$-
Other	1,734,162	5,402,784	554,609

Symons Institutional Funds
Notes to the Financial Statements - continued
May 31, 2010
(Unaudited)

NOTE 6.  INVESTMENT TRANSACTIONS - continued

At May 31, 2010, the appreciation (depreciation) of investments for tax purposes was as follows:

	Appreciation Fund	Value Fund	Small Cap Fund
Gross Appreciation	$454,394	$2,676,564	$583,441
Gross (Depreciation)	(1,022,589)	(1,912,407)	(162,876)
Net Appreciation (Depreciation)
on Investments	$(568,195)	$764,157	$420,565

Tax Cost	$10,455,453	$38,418,075	$5,868,860

NOTE 7. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.   At May 31, 2010, Charles Schwab & Co. (“Schwab”), for the benefit of its customers, owned 82.88%, 53.86% and 64.88% of the Appreciation Fund, the Value Fund, and the Small Cap Fund, respectively. As a result, Schwab may be deemed to control the Appreciation Fund, the Value Fund and the Small Cap Fund.  At May 31, 2010, National Financial Services Corporation (“NFSC”), for the benefit of its customers, owned 32.73% of the Small Cap Fund.  As a result NFSC may be deemed to control the Small Cap Fund.

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS

Appreciation Fund:  On December 21, 2009, the Appreciation Fund paid an income distribution of $0.0048 per share or $6,409 to shareholders of record on December 18, 2009.

There were no distributions by the Appreciation Fund during the fiscal year ended November 30, 2009.

The tax character of distributions paid during the fiscal years ended November 30, 2009 and 2008 were as follows:

Distributions paid from:	2009	2008
Ordinary Income	$-	$240,666
Return of Capital	-	14,882
	$-	$255,548

Symons Institutional Funds
Notes to the Financial Statements - continued
May 31, 2010
(Unaudited)

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS – continued

Value Fund: On December 21, 2009, the Value Fund paid an income distribution of $0.0535 per share or $191,594 to shareholders of record on December 18, 2009.

On December 17, 2008, the Value Fund paid an income distribution of $0.0837 per share, a short-term capital gain distribution of $0.0217 per share, and a long-term capital gain distribution of $0.0851 per share, to shareholders of record on December 16, 2008.

The tax character of distributions paid during the fiscal years ended November 30, 2009 and 2008 were as follows:
Distributions paid from:	2009	2008
Ordinary Income	$93,363	$103,680
Long-term Capital Gain	75,424	-
	$168,787	$103,680

Small Cap Fund:  There were no distributions by the Small Cap Fund during the six months ended May 31, 2010.

On December 17, 2008, the Small Cap Fund paid an income distribution of $0.0064 per share (of which $0.0054 is considered to be return of capital) and a short-term capital gain distribution of $0.0503 per share, to shareholders of record on December 16, 2008.

The tax character of distributions paid during the fiscal year ended November 30, 2009 and the period ended November 30, 2008 were as follows:

Distributions paid from:	2009	2008
Ordinary Income	$4,707	$-
Return of Capital	490	-
	$5,197	$-

At November 30, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Appreciation Fund	Value Fund	Small Cap Fund
Undistributed ordinary income	$21,321	$208,834	$-
Capital loss carryforward	(7,301,316)	(30,072)	(32,694)
Unrealized appreciation (depreciation)	(653,735)	3,275,210	201,503
	$(7,933,730)	$3,453,972	$168,809
The difference between book basis and tax basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales and post-October losses in the amount of  $32,602 and $12,780 for the Appreciation Fund and $30,931and $0 for the Value Fund.

NOTE 10. CAPITAL LOSS CARRYFORWARD

At November 30, 2009, for federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, in the following amounts:

	Appreciation	Value	Small Cap
	Fund	Fund	Fund

Expires on November 30, 2016	$1,108,708	$-	$-
Expires on November 30, 2017	6,192,608	30,072	32,694
	7,301,316	30,072	32,694

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Funds at (877) 679-6667 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler
Nancy V. Kelly
Kenneth G.Y. Grant

OFFICERS
Melissa K. Gallagher, President
John C. Swhear, Senior Vice President
Christopher E. Kashmerick, Treasurer
Lynn E. Wood, Chief Compliance Officer
Tara Pierson, Secretary

INVESTMENT ADVISER
Symons Capital Management, Inc.
650 Washington Road, Suite 800
Pittsburgh, PA 15228

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy., Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One U.S. Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Thompson Hine, LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
41 S. High St.
Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus, which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

Bell Worldwide Trends Fund

Semi-Annual Report

May 31, 2010

Fund Advisor:

Bell Investment Advisors, Inc.
1111 Broadway, Suite 1630
 Oakland, CA  94607

Toll Free: (888) 592-2355

Investment Results

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-592-2355.

*     Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**   The MSCI ACWI Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.  The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above.  Please read it carefully before investing.  The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

The chart above assumes an initial investment of $10,000 made on December 20, 2007 (commencement of Fund operations) and held through May 31, 2010.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The MSCI ACWI Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted.  For more information on the Bell Worldwide Trends Fund, and to obtain performance data current to the most recent month end or to obtain a prospectus, please call 1-888-592-2355.  You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Services, Inc., member FINRA.

FUND HOLDINGS – (Unaudited)

1As a percent of net assets

The Fund invests primarily in a portfolio of other investment companies, including exchange-traded funds (“ETFs”) and mutual funds offered on a no-load or load-waived basis, based on an asset allocation methodology developed by the Fund’s advisor, Bell Investment Advisors, Inc.

AVAILABILITY OF PORTFOLIO SCHEDULE (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUND’S EXPENSES (Unaudited)

As a shareholder of the Fund, you incur two types of costs:  (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 to May 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Bell Worldwide Trends Fund	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 – May 31, 2010
Actual	$1,000.00	$996.42	$7.47
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.55

* Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

Bell Worldwide Trends Fund
Schedule of Investments
May 31, 2010
(Unaudited)

	Shares	Value
Exchange-Traded Funds - 98.48%
Claymore/Clear Spin-Off ETF	2,750	$55,275
First Trust Dow Jones Internet Index Fund (a)	3,460	88,749
Industrial Select Sector SPDR Fund	3,700	109,520
iShares MSCI Singapore Index Fund	3,500	38,535
iShares MSCI Sweden Index Fund	2,180	49,769
iShares MSCI Turkey Investable Market Index Fund	910	49,140
KBW Insurance ETF	1,600	60,928
Market Vectors Gold Miners ETF	1,426	71,100
PowerShares Dynamic Media Portfolio	4,400	55,440
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	5,991	117,124
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	2,770	152,156
PowerShares QQQ	2,833	129,241
RevenueShares Mid Cap Fund	4,025	102,356
Rydex S&P 500 Pure Growth ETF	5,285	182,882
Rydex S&P Equal Weight Consumer Discretionary ETF	2,117	85,146
Rydex S&P Smallcap 600 Pure Value ETF	5,590	196,600
SPDR Barclays Capital High Yield Bond ETF	2,250	85,073
SPDR Metals & Mining ETF	1,135	58,328
SPDR S&P Emerging Asia Pacific ETF	771	53,893
SPDR S&P Emerging Latin America ETF	1,290	91,990
Vanguard REIT ETF	3,615	178,979
WisdomTree Emerging Markets SmallCap Dividend Fund	1,790	73,444
WisdomTree Pacific Equity Income Fund	2,250	111,735

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,021,067)		2,197,403

Money Market Securities - 1.18%
Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.26% (b)	26,321	26,321

TOTAL MONEY MARKET SECURITIES (Cost $26,321)		26,321

TOTAL INVESTMENTS (Cost $2,047,388) - 99.66%		$2,223,724

Other assets less liabilities - 0.34%		7,524

TOTAL NET ASSETS - 100.00%		$2,231,248

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at May 31, 2010.

*See accompanying notes which are an integral part of these financial statements.

Bell Worldwide Trends Fund
Statement of Assets and Liabilities
May 31, 2010
(Unaudited)

Assets
Investments in securities, at value (cost $2,047,388)	$2,223,724
Interest receivable	4
Receivable due from Advisor (a)	12,878
Prepaid expenses	13,848
Total assets	2,250,454

Liabilities
Payable to administrator, fund accountant and transfer agent	6,477
Payable to Custodian	971
Payable to trustees & officers	3,495
Other accrued expenses	8,263
Total liabilities	19,206

Net Assets	$2,231,248

Net Assets consist of:
Paid in capital	$3,436,861
Accumulated undistributed net investment income (loss)	(4,319)
Accumulated net realized gain (loss) on investments	(1,377,630)
Net unrealized appreciation (depreciation) on investments	176,336

Net Assets	$2,231,248

Shares outstanding (unlimited amount authorized)	318,462

Net asset value and offering price per share	$7.01

Redemption Price per share (NAV * 99%) (b)	$6.94

(a) See Note 4 in the Notes to the Financial Statements.
(b) A redemption fee of 1.00% is charged on shares held less than 30 calendar days.

*See accompanying notes which are an integral part of these financial statements.

Bell Worldwide Trends Fund
Statement of Operations
For the six months ended May 31, 2010
(Unaudited)

Investment Income
Dividend income	$28,685
Interest income	31
Total Income	28,716

Expenses
Investment Advisor fees (a)	8,378
Administration expenses	18,284
Transfer agent expenses	17,891
Fund accounting expenses	12,465
Legal expenses	10,764
Registration expenses	8,806
Auditing expenses	7,477
Trustee expenses	4,476
CCO expenses	4,045
Custodian expenses	2,429
Report printing expenses	2,118
Pricing expenses	1,544
Miscellaneous expenses	1,130
Insurance expenses	655
Total Expenses	100,462
Fees waived and expenses reimbursed by Advisor (a)	(83,704)
Net operating expenses	16,758
Net Investment Income	11,958

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	72,232
Change in unrealized appreciation (depreciation)
on investment securities	(101,308)
Net realized and unrealized gain (loss) on investment securities	(29,076)
Net increase (decrease) in net assets resulting from operations	$(17,118)

(a) See Note 4 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Bell Worldwide Trends Fund
Statements of Changes In Net Assets

	Six months ended
	May 31, 2010	Fiscal year ended
Increase (Decrease) in Net Assets Due to:	(Unaudited)	November 30, 2009

Operations
Net investment income (loss)	$11,958	7,194
Net realized gain (loss) on investment securities	72,232	(503,655)
Long term capital gain dividends from underlying investment companies	-	2,146
Change in unrealized appreciation (depreciation) on investment securities	(101,308)	800,704
Net increase (decrease) in net assets resulting from operations	(17,118)	306,389

Distributions
From net investment income	(16,874)	(6,671)
Total distributions	(16,874)	(6,671)

Capital Share Transactions
Proceeds from shares sold	161,563	332,010
Reinvestment of distributions	16,874	6,671
Amount paid for shares redeemed	(35,916)	(377,596)
Net increase (decrease) in net assets resulting
from share transactions	142,521	(38,915)
Total Increase (Decrease) in Net Assets	108,529	260,803

Net Assets
Beginning of period	2,122,719	1,861,916

End of period	$2,231,248	$2,122,719

Accumulated undistributed net investment income (loss) included in
net assets at end of period	$(4,319)	597

Capital Share Transactions
Shares sold	21,650	52,416
Shares issued in reinvestment of distributions	2,343	1,110
Shares redeemed	(4,916)	(61,615)

Net increase (decrease) from capital share transactions	19,077	(8,089)

*See accompanying notes which are an integral part of these financial statements.

Bell Worldwide Trends Fund
Financial Highlights
(For a share outstanding during each period)

	Six months ended
	May 31, 2010		Fiscal year ended	Period ended
	(Unaudited)		November 30, 2009	November 30, 2008	(a)
Selected Per Share Data
Net asset value, beginning of period	$7.09		$6.06	$10.00

Income from investment operations
Net investment income (loss) (b)	0.04		0.02	(0.02)	(c)
Net realized and unrealized gain (loss)	(0.06)		1.03	(3.92)
Total from investment operations	(0.02)		1.05	(3.94)

Less Distributions to shareholders:
From net investment income	(0.06)		(0.02)	-
Total distributions	(0.06)		(0.02)	-

Net asset value, end of period	$7.01		$7.09	$6.06

Total Return (d)	-0.36%	(e)	17.42%	-39.40%	(e)

Ratios and Supplemental Data
Net assets, end of period (000)	$2,231		$2,123	$1,862
Ratio of expenses to average net assets (f)	1.50%	(g)	1.50%	1.50%	(g)
Ratio of expenses to average net assets
before waiver & reimbursement (f)	8.99%	(g)	10.50%	11.10%	(g)
Ratio of net investment income (loss) to
average net assets (b) (f)	1.07%	(g)	0.38%	(0.25)%	(g)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (b) (f)	(6.42)%	(g)	(8.62)%	(9.85)%	(g)
Portfolio turnover rate	43.23%		138.61%	170.13%

(a) For the period December 20, 2007 (commencement of operations) to November 30, 2008.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Net investment income (loss) per share is based on average shares outstanding during the period.
(d) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e) Not annualized.
(f) The ratio excludes the impact of expenses of the underlying funds in which the Fund may invest, as represented in the Schedule of Investments.
(g) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Bell Worldwide Trends Fund
Notes to the Financial Statements
May 31, 2010
(Unaudited)

NOTE 1.    ORGANIZATION

The Bell Worldwide Trends Fund (the “Fund”) was organized as a diversified series of the Unified Series Trust (the “Trust”) on September 10, 2007.  The Fund commenced operations on December 20, 2007.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series.  The Fund is one of a series of funds currently authorized by the Board.  The Fund’s investment advisor is Bell Investment Advisors, Inc. (the “Advisor”).    The investment objective of the Fund is to provide long-term capital appreciation.

NOTE 2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax.  The Fund intends to qualify each year as a regulated investment company (“RIC”)  under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended May 31, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. federal tax authorities for tax years prior to 2007.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The Fund intends to distribute its net investment income, net realized long-term capital gains and net realized short-term capital gains at least once a year.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Bell Worldwide Trends Fund
Notes to the Financial Statements – continued
May 31, 2010
(Unaudited)

NOTE 2.    SIGNIFICANT ACCOUNTING POLICIES - continued

Subsequent events - In accordance with accounting principles generally accepted in the United States of America (“GAAP”), management has evaluated subsequent events through the date these financial statements were issued and determined there were no material subsequent events, except as otherwise disclosed in these notes.

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Bell Worldwide Trends Fund
Notes to the Financial Statements – continued
May 31, 2010
(Unaudited)

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2010:

		Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Exchange-Traded Funds	$2,197,403	$-	$-	$2,197,403

Money Market Securities	26,321	-	-	26,321

Total	$2,223,724	$-	$-	$2,223,724

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

Bell Worldwide Trends Fund
Notes to the Financial Statements – continued
May 31, 2010
(Unaudited)

NOTE 4.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments subject to approval of the Board.  As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Fund.  For the six months ended May 31, 2010, the Advisor earned fees of $8,378, before the waiver described below.  The Advisor contractually has agreed to waive its management fee and/or reimburse expenses to the extent necessary to maintain total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, any 12b-1 fees, extraordinary expenses and indirect expenses (such as fees and expenses of acquired funds), at 1.50% of the average daily net assets of the Fund through March 31, 2011.  For the six months ended May 31, 2010, the Advisor waived fees and reimbursed expenses of $83,704.  At May 31, 2010, the Advisor owed $12,878 to the Fund.

Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred; provided that the Fund is able to make the repayment without exceeding the 1.50% expense limitation.

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at November 30, 2009, were as follows:

Subject to repayment
Amount	by November 30,

$166,205	2011
168,629	2012

$83,704 may be subject to potential repayment by the Fund to the Advisor through November 30, 2013.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel.  For the six months ended May 31, 2010, Unified received fees of $18,284 for administrative services provided to the Fund.  At May 31, 2010, the Fund owed $1,701 to Unified for administrative services.  Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal distributor of the Fund and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”).  A Trustee of the Trust is a member of management of the Custodian.  For the six months ended May 31, 2010, the Custodian earned fees of $2,429 for custody services provided to the Fund.  At May 31, 2010, the Fund owed the Custodian $971.

The Trust retains Unified to act as the Fund’s transfer agent and to provide fund accounting services.  For the six months ended May 31, 2010, Unified earned fees of $9,953 from the Fund for transfer agent services and $7,938 in reimbursement of out-of-pocket expenses incurred in providing transfer agent services.  At May 31, 2010, the Fund owed Unified $1,582 for transfer agency services and $1,145 in reimbursement of out-of-pocket expenses.  For the six months ended May 31, 2010, Unified earned fees of $12,465 for fund accounting services provided to the Fund.  At May 31, 2010, the Fund owed $2,049 to Unified for fund accounting services.

The Fund retains Unified Financial Securities, Inc. (the “Distributor”) to act as the principal distributor of the Fund’s shares.  There were no payments made by the Fund to the Distributor during the six months ended May 31, 2010.  A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and certain officers of the Trust are officers of the Distributor and such persons may be deemed to be affiliates of the Distributor.

Bell Worldwide Trends Fund
Notes to the Financial Statements – continued
May 31, 2010
(Unaudited)

NOTE 4.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that the Fund will pay the Advisor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”).  The Fund or Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred.  It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale.  The Fund has not implemented its 12b-1 Plan, although the Fund may do so at any time after March 31, 2011, upon notice to shareholders.

NOTE 5.    INVESTMENTS TRANSACTIONS

0BFor the six months ended May 31, 2010, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Purchases
U.S. Government Obligations	$-
Other	1,078,858

Sales
U.S. Government Obligations	$-
Other	942,510

At May 31, 2010, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Appreciation	$201,561
Gross (Depreciation)	(25,225)

Net Appreciation (Depreciation)
on Investments	$176,336

At May 31, 2010, the aggregate cost of securities for federal income tax purposes was $2,047,388.

NOTE 6.    ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Bell Worldwide Trends Fund
Notes to the Financial Statements - continued
May 31, 2010
(Unaudited)

NOTE 7.    BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of May 31, 2010, Charles Schwab & Co., held for the benefit of its customers, 92.36% of the Fund’s shares.  As a result, it may be deemed to control the Fund.

NOTE 8.    DISTRIBUTIONS TO SHAREHOLDERS

On December 31, 2009, the Fund paid an income distribution of $0.0561 per share or $16,874 to shareholders of record on December 30, 2009.

The tax characterization of distributions for the fiscal year ended November 30, 2009, was as follows:

2009
Distributions paid from:
Ordinary Income	$6,671
Long-term Capital Gain	-
$6,671

At November 30, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$597
Capital loss carryforward	(1,449,862)
Unrealized appreciation (depreciation)	277,644
$(1,171,621)

NOTE 9.    CAPITAL LOSS CARRYFORWARD

At November 30, 2009, the Fund has available for federal tax purposes an unused capital loss carryforward of $1,449,862, which is available for offset against future taxable net capital gains.  To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.  The carryforward expires as follows:

Amount	Expires November 30,

$721,515	2016
728,347	2017

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Fund at (888) 592-2355 or (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC's website at www.sec.gov.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler
Kenneth G.Y. Grant
Nancy V. Kelly

OFFICERS
Melissa K. Gallagher, President
John C. Swhear, Senior Vice-President
Christopher E. Kashmerick, Treasurer
Lynn  E. Wood, Chief Compliance Officer
Tara Pierson, Secretary

INVESTMENT ADVISER
Bell Investment Advisors, Inc.
1111 Broadway, Suite 1630
Oakland, CA  94607

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn, LLP
One US Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Thompson Hine, LLP
312 Walnut Street, 14th Floor
Cincinnati, OH  45202

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses.  Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

Leeb Focus Fund

Semi-Annual Report

May 31, 2010

Fund Adviser:

Leeb Capital Management, Inc.
8 West 40th Street
New York, New York 10018

Phone (866) 400-5332

Performance Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-400-5332.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** The Standard & Poor’s 500® Index and Russell 1000 Growth Index are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees.  The Standard & Poor’s 500® Index and Russell 1000 Growth Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The returns of the Indices are not reduced by any fees or operating expenses. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

Comparison of the Growth of a $10,000 Investment in the Leeb Focus Fund, the S&P 500(R) Index and the Russell 1000 Growth Index

Leeb Focus Fund $8,897
S&P 500® Index, $8,328
Russell 1000 Growth Index, $9,272
Inception Date: December26, 2006
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
$5,000
Value
Nov-06
Feb-07
May-07
Aug-07
Nov-07
Feb-08
May-08
Aug-08
Nov-08
Feb-09
May-09
Aug-09
Nov-09
Feb-10
May-10
Date

The chart above assumes an initial investment of $10,000 made on December 26, 2006 (commencement of fund operations) and held through May 31, 2010. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The Standard & Poor’s 500® Index and Russell 1000 Growth Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Leeb Focus Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-866-400-5332. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS –   (Unaudited)

  1As a percent of net assets.
   2Companies with market caps of a least $3.5 billion.
   3Companies with market caps less than $3.5 billion.

The Leeb Focus Fund invests primarily in large-capitalization equity securities (generally those with market capitalizations of at least $3.5 billion).

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period December 1, 2009 and held for the entire period through May 31, 2010.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Leeb Focus Fund	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During the Period Ended May 31, 2010
Actual *	$1,000.00	$950.86	$7.30
Hypothetical **	$1,000.00	$1,017.45	$7.54

*Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
** Assumes a 5% return before expenses.

Leeb Focus Fund
Schedule of Investments
May 31, 2010
(Unaudited)

Common Stocks - 89.94%	Shares	Value

Agriculture Chemicals - 1.82%
Potash Corporation of Saskatchewan, Inc.	2,000	$198,380

Beverages - 3.30%
Coca-Cola Co. / The	7,000	359,800

Commercial Banks - 2.45%
Toronto-Dominion Bank / The	3,900	267,033

Computer Storage Devices - 2.13%
EMC Corp. (a)	12,500	232,750

Crude Petroleum & Natural Gas - 4.43%
CNOOC, Ltd. (b)	1,700	266,118
Petroleo Brasileiro S.A. - Petrobras (b)	6,100	217,282
		483,400

Drilling Oil & Gas Wells - 1.62%
Nabors Industries, Ltd. (a)	9,300	176,979

Electronic Computer - 4.71%
Apple, Inc. (a)	2,000	514,320

Fire, Marine & Casualty Insurance - 1.94%
Berkshire Hathaway, Inc. - Class B (a)	3,000	211,650

Gold & Silver Ores - 4.87%
Barrick Gold Corp.	5,600	235,648
Silver Wheaton Corp. (a)	15,700	296,573
		532,221

Gold Mining - 2.22%
Newcrest Mining Ltd. (b)	8,900	242,525

Instruments for Measuring & Testing of Electricity & Electric Signals - 1.77%
Itron, Inc. (a)	2,900	193,314

Metal Mining - 6.34%
BHP Billiton Ltd. (b)	3,700	239,908
Southern Copper Corp.	6,500	191,750
Vale SA (b)	9,600	261,024
		692,682

National Commerical Banks - 6.66%
BB&T Corp.	11,700	353,808
Wells Fargo & Co.	13,000	372,970
		726,778

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Schedule of Investments - continued
May 31, 2010
(Unaudited)

Common Stocks - 89.94% - continued	Shares	Value

Oil, Gas Field Services - 3.09%
Schlumberger, Ltd.	6,000	$336,900

Petroleum Refining - 6.07%
Chevron Corp.	5,600	413,672
ConocoPhillips	4,800	248,928
		662,600

Pharmaceutical Preparations - 4.32%
Teva Pharmaceutical Industries Ltd. (b)	8,600	471,452

Radio & TV Broadcasting & Communications Equipment - 2.34%
QUALCOMM, Inc.	7,200	256,032

Retail - Catalog & Mail-Order Houses - 2.76%
Amazon.com, Inc. (a)	2,400	301,104

Retail - Drug Stores & Proprietary Stores - 3.49%
CVS Caremark Corp.	11,000	380,930

Retail - Variety Stores - 2.96%
Wal-Mart Stores, Inc.	6,400	323,584

Search, Detection, Navigation, Guidance, & Aeronautical Systems - 2.83%
Raytheon Co.	5,900	309,219

Semiconductors & Related Devices - 2.71%
Intel Corp.	13,800	295,596

Services - Business Services - 3.78%
Visa, Inc. - Class A	5,700	413,022

Services - Computer Integrated Systems Design - 1.69%
CACI International, Inc. - Class A (a)	4,000	184,960

Services - General Medical & Surgical Hospitals - 3.07%
Universal Health Services, Inc. - Class B	7,900	334,802

Services - Prepackaged Software - 2.27%
Microsoft Corp.	9,600	247,680

Wholesale-Drugs Proprietaries & Druggists' Sundries - 4.30%
McKesson Corp.	6,700	469,000

TOTAL COMMON STOCKS (Cost $9,528,576)		9,818,713

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Schedule of Investments - continued
May 31, 2010
(Unaudited)

Exchange-Traded Funds - 7.07%	Shares	Value

PowerShares DB Base Metals Fund (a)	8,700	166,083
SPDR Gold Trust (a)	5,100	606,293

TOTAL EXCHANGE-TRADED FUNDS (Cost $632,362)		772,376

Closed-End Funds - 2.02%

China Fund, Inc.	8,300	221,028

TOTAL CLOSED-END FUNDS (Cost $231,746)		221,028

TOTAL INVESTMENTS (Cost $10,392,684) - 99.03%		$10,812,117

Other assets less liabilities - 0.97%		106,284

TOTAL NET ASSETS - 100.00%		$10,918,401

(a) Non-income producing.
(b) American Depositary Receipt.

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Statement of Assets and Liabilities
May 31, 2010
(Unaudited)

Assets
Investments in securities:
At cost	$10,392,684
At value	$10,812,117

Receivable for investments sold	289,129
Dividends receivable	24,479
Prepaid expenses	16,235
Receivable due from Adviser (a)	3,349
Interest receivable	33
Total assets	11,145,342

Liabilities
Payable for investments purchased	179,962
Payable for fund shares redeemed	2,040
Bank overdraft	24,186
Payable to administrator, fund accountant, and transfer agent	7,838
Payable to trustees and officers	3,097
Payable to custodian	999
Other accrued expenses	8,819
Total liabilities	226,941

Net Assets	$10,918,401

Net Assets consist of:
Paid in capital	$14,546,158
Accumulated undistributed net investment income (loss)	7,767
Accumulated undistributed net realized gain (loss) from investment transactions	(4,054,957)
Net unrealized appreciation (depreciation) on investments	419,433

Net Assets	$10,918,401

Shares outstanding (unlimited number of shares authorized)	1,256,441

Net Asset Value and offering price per share	$8.69

Redemption price per share (8.69*0.98) (b)	$8.52

(a) See Note 4 in the Notes to the Financial Statements.
(b) The Fund charges a 2.00% redemption fee on shares redeemed within 60 calendar days after they are purchased. Shares are redeemed at the Net Asset Value if held longer than 60 calendar days.

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Statement of Operations
For the six months ended May 31, 2010
(Unaudited)

Investment Income
Dividend income (Net of foreign withholding taxes of $3,936)	$84,428
Interest income	8,589
Total Income	93,017

Expenses
Investment Adviser fee (a)	50,129
Transfer agent expenses	22,324
Administration expenses	17,390
Legal expenses	14,430
Fund accounting expenses	12,466
Auditing expenses	6,229
Registration expenses	5,783
Trustee expenses	4,054
CCO expenses	3,810
Custodian expenses	3,332
Pricing expenses	1,797
Miscellaneous expenses	658
Insurance expenses	634
Printing expenses	184
Total Expenses	143,220
Fees waived and expenses reimbursed by Adviser (a)	(54,758)
Net operating expenses	88,462
Net Investment Income	4,555

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(244,536)
Change in unrealized appreciation (depreciation) on investment securities	(322,111)
Net realized and unrealized gain (loss) on investment securities	(566,647)
Net increase (decrease) in net assets resulting from operations	$(562,092)

(a) See Note 4 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Statements of Changes In Net Assets
	For the Six
	Months Ended
	May 31, 2010	Year ended
Increase (Decrease) in Net Assets From:	(Unaudited)	November 30, 2009
Operations:
Net investment income	$4,555	$46,927
Net realized gain (loss) on investment securities	(244,536)	(2,532,412)
Change in unrealized appreciation (depreciation) on investment securities	(322,111)	4,750,114
Net increase (decrease) in net assets resulting from operations	(562,092)	2,264,629

Distributions:
From net investment income	(41,017)	(28,493)
Total distributions	(41,017)	(28,493)

Capital Share Transactions
Proceeds from shares sold	614,890	2,577,255
Proceeds from redemption fees (a)	243	2,137
Reinvestment of distributions	37,995	27,990
Amount paid for shares redeemed	(1,636,646)	(3,877,832)
Net increase (decrease) in net assets resulting
from share transactions	(983,518)	(1,270,450)

Total Increase (Decrease) in Net Assets	(1,586,627)	965,686

Net Assets
Beginning of period	12,505,028	11,539,342

End of period	$10,918,401	$12,505,028

Accumulated undistributed net investment income
included in net assets at the end of each year	$7,767	$44,229

Capital Share Transactions
Shares sold	66,925	354,177
Shares issued in reinvestment of distributions	4,222	3,824
Shares redeemed	(178,385)	(526,567)

Net increase (decrease) from capital share transactions	(107,238)	(168,566)

(a) The Fund charges a 2.00% redemption fee on shares redeemed within 60 calendar days after they are purchased. Shares are redeemed at the Net Asset Value if held longer than 60 calendar days.

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Financial Highlights
(For a share outstanding during the period)
	For the Six
	Months Ended
	May 31, 2010		Year ended		Year ended		Period ended
	(Unaudited)		November 30, 2009		November 30, 2008		November 30, 2007	(a)

Selected Per Share Data
Net asset value, beginning of period	$9.17		$7.53		$11.90		$10.00
Income from investment operations:
Net investment income	-	(b)	0.03		0.02		0.16
Net realized and unrealized gain (loss)	(0.45)		1.63		(4.20)		1.75
Total from investment operations	(0.45)		1.66		(4.18)		1.91

Less Distributions to shareholders:
From net investment income	(0.03)		(0.02)		(0.15)		(0.01)
From net realized gain	-		-		(0.04)		-
Total distributions	(0.03)		(0.02)		(0.19)		(0.01)

Paid in capital from redemption fees	-	(b)	-	(b)	-	(b)	-

Net asset value, end of period	$8.69		$9.17		$7.53		$11.90

Total Return (c)	-4.91%	(d)	22.08%		-35.68%		19.16%	(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$10,918		$12,505		$11,539		$10,002
Ratio of expenses to average net assets	1.50%	(e)	1.50%		1.50%		1.50%	(e)
Ratio of expenses to average net assets
before waiver & reimbursement	2.43%	(e)	2.54%		2.13%		3.89%	(e)
Ratio of net investment income to
average net assets	0.08%	(e)	0.42%		0.15%		1.97%	(e)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	(0.85)%	(e)	(0.62)%		(0.48)%		(0.42)%	(e)
Portfolio turnover rate	37.42%		79.23%		114.85%		54.69%

(a) For the period December 26, 2006 (Commencement of Operations) to November 30, 2007.
(b) Resulted in less than $0.005 per share.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

  Leeb Focus Fund
Notes to the Financial Statements
May 31, 2010
(Unaudited)

NOTE 1.  ORGANIZATION

Leeb Focus Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on August 14, 2006.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value.  The Fund is one of a series of funds currently authorized by the Trustees.  The Fund commenced investment operations on December 26, 2006.  The Fund’s investment adviser is Leeb Capital Management, Inc. (the “Adviser”). The investment objective of the Leeb Focus Fund (the “Fund”) is to provide long-term capital appreciation, consistent with the preservation of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended May 31, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. federal tax authorities for tax years prior to 2007.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

  Leeb Focus Fund
Notes to the Financial Statements
May 31, 2010
(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Dividends and Distributions – The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders at least annually.  These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless shareholders request cash distributions on their application or through a written request. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.  For the six months ended May 31, 2010, there were no such reclassifications.

Subsequent Events – In accordance with accounting principles generally accepted in the United States of America (“GAAP”), management has evaluated subsequent events through the date the financial statements were issued and determined there were no material subsequent events.

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, American Depositary Receipts, exchange-traded funds and closed-end funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.

  Leeb Focus Fund
Notes to the Financial Statements
May 31, 2010
(Unaudited)

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

  Leeb Focus Fund
Notes to the Financial Statements
May 31, 2010
(Unaudited)

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

The following is a summary of the inputs used to value the Fund’s investments as of  May 31, 2010:

		Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks *	$8,120,404	$-	$-	$8,120,404

American Depositary Receipts *	1,698,309	-	-	1,698,309

Exchange-Traded Funds	772,376	-	-	772,376

Closed-End Funds	221,028	-	-	221,028

Total	$10,812,117	$-	$-	$10,812,117
*Refer to the Schedule of Investments for industry classifications.

*Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.85% of the daily net assets of the Fund. For the six months ended May 31, 2010, before the waivers disclosed below, the Adviser earned a fee of $50,129 from the Fund.

The Adviser has contractually agreed through March 31, 2011 to waive its management fee and/or reimburse certain Fund operating expenses so that the Fund’s total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and any indirect expenses (such as expenses incurred by other investment companies in which the Fund invests; and extraordinary litigation expenses) do not exceed 1.50% of the Fund’s average daily net assets. For the six months ended May 31, 2010, the Adviser waived fees and reimbursed expenses of $54,758. At May 31, 2010, the Fund was owed $3,349 by the Adviser. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense occurred, provided the Fund is able to make the repayment without exceeding the above stated expense limitations.

Fees waived during the six months ended May 31, 2010 totaling $54,758 may be subject to potential recoupment by the Adviser through November 30, 2013.  The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at May 31, 2010 were as follows:

Recoverable through
Amount	November 30,

$170,887	2010
$110,562	2011
$117,243	2012

  Leeb Focus Fund
Notes to the Financial Statements
May 31, 2010
(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Trust retains Unified Fund Services, Inc. (“Unified”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel.  For the six months ended May 31, 2010, Unified earned fees of $17,390 for administrative services provided to the Fund.   At May 31, 2010, the Fund owed Unified $2,141 for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the six months ended May 31, 2010, the Custodian earned fees of $3,332 for custody services provided to the Fund. At May 31, 2010, the Fund owed the Custodian $999 for custody services.

The Trust retains Unified to act as the Fund’s transfer agent and to provide the Fund with fund accounting services.  For the six months ended May 31, 2010, Unified earned fees of $9,980 from the Fund for transfer agent services and $12,344 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services.  For the six months ended May 31, 2010, Unified earned fees of $12,466 from the Fund for fund accounting services. At May 31, 2010, the Fund owed Unified $1,607 for transfer agent services, $2,041 for reimbursement of out-of-pocket expenses, and $2,049 for fund accounting services.

The Distributor acts as the principal distributor of the Fund’s shares.  There were no payments made to the Distributor by the Fund during the six months ended May 31, 2010. A Trustee is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor and such persons may be deemed to be affiliates of the Distributor.

NOTE 5.  INVESTMENTS

For the six months ended May 31, 2010, purchases and sales of investment securities, other than short-term investments were as follows:

Amount
Purchases
U.S. Government Obligations	$-
Other	4,256,551
Sales
U.S. Government Obligations	$508,110
Other	4,710,075

At May 31, 2010, the appreciation (depreciation) of investments for tax purposes, was as follows:

Amount
Gross Appreciation	$1,138,297
Gross (Depreciation)	(718,864)
Net Appreciation (Depreciation)
on Investments	$419,433

At May 31, 2010, the aggregate cost of securities for federal income tax purposes, was $10,392,684.

  Leeb Focus Fund
Notes to the Financial Statements
May 31, 2010
(Unaudited)

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a)(9) of the Investment Company Act of 1940. At May 31, 2010, Charles Schwab & Company, Inc. (“Schwab”), for the benefit of its customers, owned 52.62% shares of the Fund. As a result, Schwab may be deemed to control the Fund.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

On December 22, 2009, an income distribution of $0.0304 per share was made to shareholders of record on December 21, 2009.

The tax characterization of distributions for the fiscal years ended November 30, 2009 and November 30, 2008 is as follows:

	2009	2008
Distributions paid from:
Ordinary Income	$28,493	$140,354
Short-term Capital Gain	-	43,255
Long-term Capital Gain	-	-
	$28,493	$183,609

At November 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$44,229
Capital Loss Carryforward	(3,766,318)
Unrealized appreciation (depreciation)	697,441
$(3,024,648)

At November 30, 2009, the difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of wash sale losses and post-October losses in the amount of $41,250 and $2,853, respectively.

  Leeb Focus Fund
Notes to the Financial Statements
May 31, 2010
(Unaudited)

NOTE 9. Capital Loss Carryforward

At November 30, 2009, the Fund had available for federal tax purposes unused capital loss carryforwards of $3,766,318, which are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.  The carryforward expires as follows:

Amount	Expires November 30,

$487,564	2016
3,278,754	2017

PROXY VOTING

A description of the policies and procedures that the Fund use to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (866) 400-5332 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler
Nancy V. Kelly
Kenneth G.Y. Grant

OFFICERS
Melissa K. Gallagher, President
John Swhear, Senior Vice-President
Chris Kashmerick, Chief Financial Officer and Treasurer
Tara Pierson, Secretary
Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISER
Leeb Capital Management, Inc.
8 West 40th Street
New York, NY 10018

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Thompson Hine LLP
312 Walnut St., 14th Floor
Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.
Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

Auer Growth Fund

Semi-Annual Report

May 31, 2010

Fund Advisor:

SBAuer Funds, LLC
10401 N. Meridian Street, Suite 100
Indianapolis, IN  46290

Toll Free (888) 711-AUER (2837)

www.auergrowthfund.com

Management Discussion and Analysis

The Auer Growth Fund continued its very disciplined approach to investing.  We only purchase stocks of companies that meet our requirement of up 25% profits, 20% revenue growth- all for a Price Earnings Ratio less than 12. Since our last discussion, the Fund’s short term results are not what we had hoped for, but we believe we are strongly positioned to grow as sanity returns to the market place.

Over the last 12 months we have seen the US economic recovery start and stutter.  As the economy seeks stronger ground to form a basis for recovery, we have seen the market reward “glamour” stocks such as Google, Amazon and Apple.   We believe that while they may be exciting companies, they do not fundamentally deserve the valuation the market is rewarding them.   We believe that rather than chase the highly inflated glamour stock it is better for long term growth to focus on investing in companies with solid fundamentals.  Our focus on stocks with strong fundamentals and avoidance of the glamour stock has led to the Auer Growth Fund underperforming its major stock market benchmark, the S&P 500 Index, by about 14.49% for the 12-month period ending May 31, 2010.    We are firmly committed to continuing to follow our process of selecting fundamentally sound companies at a reduced price and holding them until they double.

When we look at our current portfolio, we are very excited.   When we build the portfolio, we construct it one stock at a time; but we also examine the portfolio as a whole.  One of the key measures we analyize is the overall price earnings (“PE”) ratio of the portfolio.   We see the PE ratio as a key indicator of how well priced the stock is.   As you know, one of the keys to our strategy is to buy stocks that have a PE less than 12.   As of May 31, 2010 the Fund’s PE ratio was 8.7.  In our view, this means we are buying strong growing companies (up 25% profits) that are increasing sales (20% revenue growth) all at a greater discount than normal.  We are paying nearly 30% less than we would in a “normal” market cycle.  All this means that when the recovery gains legs, we believe we will be in an historically strong position to grow.

We are also very excited that the market conditions have allowed us to move into some sectors which we have not been able to invest in the past.   We have taken a larger than normal position in technology companies.   Led by Intel, Texas Instruments, Kulicke and Soffa, and Micron Technology, our exposure to that sector has grown.    We believe our investment in the education sector will begin to yield dividends as the economy begins to add jobs.   Our education stocks Corinthian Colleges and ITT Education are focused on providing technical training that will give the student the skill to fill a job immediately.   This is attractive to us because of the immediate return on investment for a student.

Looking forward, we are not expecting dramatic job growth but hope to see a positive trend over the rest of the year.  To sustain the recovery, however, the economy cannot continue to shed jobs.  We believe the Federal Reserve will not raise interest rates in the short term as there are limited signs of inflation in the economy.   As always, the overall economic picture is not our primary concern.  We believe our greatest protection and opportunity comes from the discipline that we use to select investments.   We look for high quality companies that are growing quickly at a low price.  We believe when you combine quality, growth, and a reasonable price you have the recipe for investing success.

Robert C. Auer
Senior Portfolio Manager
Auer Growth Fund (AUERX)

Investment Results – (Unaudited)

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-888-711-2837.

*     Return figures reflect any change in price per share and assume the reinvestment of all distributions.

**   The S&P 500 ® Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.  The S&P 500 ® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above.  Please read it carefully before investing.  The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

The chart above assumes an initial investment of $10,000 made on December 28, 2007 (commencement of Fund operations) and held through May 31, 2010. The S&P 500 ® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted.  For more information on the Auer Growth Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-888-711-2837.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS – (Unaudited)

  1As a percent of net assets.

The Auer Growth Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of common stocks traded on major U.S. exchanges that the advisor believes present the most favorable potential for capital appreciation.

Availability of Portfolio Schedule – (Unaudited)

This Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at December 1, 2009 and held through May 31, 2010.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not of the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees.  Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  In addition, if these transactions costs were included, your costs would have been higher.

Auer Growth Fund	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During the Period* December 1, 2009 – May 31, 2010
Actual	$1,000.00	$981.73	$8.53
Hypothetical **	$1,000.00	$1,016.32	$8.68

* Expenses are equal to the Fund’s annualized expense ratio of 1.73%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
 ** Assumes a 5% return before expenses.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2010
(Unaudited)

Shares	COMMON STOCKS - 96.81%	Value

	Consumer Discretionary - 13.07%
68,000	Audoivox Corp. (a)	$555,560
100,000	Bridgepoint Education, Inc. (a)	2,157,000
37,000	Career Education Corp. (a)	1,036,000
700,000	Corinthian Colleges, Inc. (a)	9,373,000
75,000	Gafisa S.A. (b)	892,500
7,000	Hallwood Group, Inc./The (a)	311,150
27,000	Hawk Corp. - Class A (a)	618,030
85,000	ITT Educational Services, Inc. (a)	8,579,900
55,000	KSW, Inc.	180,950
75,000	Lincoln Education Services Corp. (a)	1,787,250
326,000	Silverleaf Resorts, Inc. (a)	391,200
30,000	Skechers U.S.A., Inc. (a)	1,130,400
43,000	Tupperware Brands Corp.	1,827,070
		28,840,010

	Consumer Staples - 1.83%
445,000	Cosan Ltd. (a)	3,840,350
94,400	Neptune Technologies & Bioresources, Inc. (a)	165,200
15,000	Ocean Bio-Chem, Inc. (a)	33,300
		4,038,850

	Energy - 11.37%
88,000	Apache Corp.	7,879,520
55,000	Chevron Corp.	4,062,850
60,000	China Integrated Energy, Inc. (a)	562,200
16,000	Cimarex Energy Co.	1,175,680
12,500	Clayton Williams Energy, Inc. (a)	567,500
20,000	ConocoPhillips	1,037,200
10,000	Devon Energy Corp.	638,500
9,000	Exxon Mobil Corp.	544,140
75,000	GeoResources, Inc. (a)	1,074,000
185,000	Gran Tierra Energy, Inc. (a)	976,800
55,000	Green Plains Renewable Energy, Inc. (a)	611,050
77,000	Hess Corp.	4,096,400
50,000	L&L Energy, Inc. (a)	461,000
17,000	Rex Stores Corp. (a)	306,000
75,000	TransGlobe Energy Corp. (a)	518,250
110,000	VAALCO Energy, Inc. (a)	587,400
		25,098,490

	Financials - 15.08%
80,000	American Capital Agency Corp.	2,100,800
105,000	Ameriprise Financial, Inc.	4,177,950
13,000	Century Bancorp, Inc. - Class A	263,640
75,000	CNA Financial Corp. (a)	1,956,000
22,000	Dime Community Bancshares	280,720
12,000	FBL Financial Group, Inc.	293,160
20,000	Financial Institutions, Inc.	381,600
70,000	FirstCity Financial Corp. (a)	445,200
250,000	JPMorgan Chase & Co.	9,895,000
58,000	Kansas City Life Insurance Co.	1,756,240
255,000	Loews Corp.	8,290,050
18,500	Morgan Stanley	501,535
120,000	Rodman & Renshaw Capital Group, Inc. (a)	430,800
70,000	Wintrust Financial Corp.	2,496,200
		33,268,895

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
May 31, 2010
(Unaudited)

Shares	COMMON STOCKS - 96.81% - continued	Value

	Health Care - 8.24%
45,000	Cardiome Pharma Corp. (a)	$380,250
16,000	Gilead Sciences, Inc. (a)	574,720
130,000	Harvard Bioscience, Inc. (a)	474,500
482,000	Impax Laboratories, Inc. (a)	10,158,150
190,000	Medicis Pharmaceutical Corp. - Class A	4,406,100
360,000	Penwest Pharmaceuticals Co. (a)	1,051,200
190,000	SciClone Pharmaceuticals, Inc. (a)	659,300
40,000	ViroPharma, Inc. (a)	486,800
		18,191,020

	Industrials - 6.08%
20,000	Acacia Research (a)	301,000
160,000	Aceto Corp.	1,001,600
590,000	Advanced Battery Technologies, Inc. (a)	1,935,200
115,000	Aerosonic Corp. (a)	468,050
195,000	Astrotech Corp. (a)	376,350
33,000	China Yuchai International Ltd.	527,010
200,000	FreeSeas, Inc. (a)	278,000
42,000	Genco Shipping & Trading Ltd. (a)	799,260
95,000	GT Solar International, Inc. (a)	518,700
215,000	Harbin Electric, Inc. (a)	4,265,600
17,500	Industrial Services of America, Inc. (a)	297,850
450,000	Metalico, Inc. (a)	2,232,000
235,000	Perma-Fix Environmental Services, Inc. (a)	415,950
		13,416,570

	Information Technology - 32.67%
167,000	Amkor Technology, Inc. (a)	1,137,270
40,000	Arrow Electronics, Inc. (a)	1,091,200
75,000	Avnet, Inc. (a)	2,154,000
140,000	Cirrus Logic, Inc. (a)	1,990,100
60,000	Corning, Inc.	1,045,800
65,000	DDi Corp.	572,000
100,000	DragonWave, Inc. (a)	597,000
290,000	DRI Corp. (a)	553,900
115,000	Entegris, Inc. (a)	621,000
110,000	Entropic Communications, Inc. (a)	587,400
97,000	Fairchild Semiconductor International, Inc. (a)	970,000
145,000	FSI International, Inc. (a)	609,000
53,000	IEC Electronics Corp. (a)	236,380
240,000	Ikanos Communications (a)	506,400
60,000	Ingram Micro, Inc. - Class A (a)	1,017,600
60,000	Integrated Silicon Solution, Inc. (a)	565,200
480,000	Intel Corp.	10,281,600
165,000	InterDigital, Inc. (a)	4,306,500
28,000	Keithley Instruments, Inc.	262,360
440,000	Kuliche and Soffa Industries, Inc. (a)	3,062,400
33,000	Lam Research Corp. (a)	1,249,380
210,000	Micron Technology, Inc. (a)	1,908,900
45,000	MKS Instruments, Inc. (a)	893,700
320,000	Netsol Technologies, Inc. (a)	251,840
110,000	Nova Measuring Instruments Ltd. (a)	477,400
200,000	Novellus Systems, Inc. (a)	5,164,000
580,000	ON Semiconductor Corp. (a)	4,239,800
280,000	RELM Wireless Corp. (a)	708,400
230,000	RF Micro Devices, Inc. (a)	1,104,000
65,000	Rudolph Technologies, Inc. (a)	577,200
31,000	SanDisk Corp. (a)	1,445,220
485,000	Seagate Technology (a)	7,449,600

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
May 31, 2010
(Unaudited)

Shares	COMMON STOCKS - 96.81% - continued	Value

	Information Technology - 32.67% - continued
250,000	Sinohub, Inc. (a)	$712,500
140,000	Smart Modular Technologies (WWH), Inc. (a)	859,600
55,000	Smith Micro Software, Inc. (a)	541,750
155,000	SMTC Corp. (a)	573,500
195,000	Teradyne, Inc. (a)	2,141,100
15,900	TESSCO Technologies, Inc.	297,966
190,000	Texas Instruments, Inc.	4,639,800
15,000	Veeco Instruments, Inc. (a)	572,550
240,000	Vishay Intertechnology, Inc. (a)	2,172,000
56,000	Western Digital Corp. (a)	1,949,360
		72,096,676

	Materials - 8.21%
35,000	Cabot Corp.	980,350
21,000	Chase Corp.	245,490
60,000	Freeport-McMoRan Copper & Gold, Inc.	4,203,000
1,005,000	Gammon Gold, Inc. (a)	7,376,700
110,000	Kraton Performance Polymers, Inc. (a)	2,255,000
75,000	Southern Copper Corp.	2,212,500
40,000	Steel Dynamics, Inc.	586,800
30,000	UFP Technologies, Inc. (a)	264,900
		18,124,740

	Utilities - 0.26%
22,000	PPL Corp.	567,820

	TOTAL COMMON STOCKS (Cost $222,328,732)	213,643,071

	REAL ESTATE INVESTMENT TRUSTS - 1.16%

300,000	Chimera Investment Corp.	1,182,000
50,000	Cohen & Company, Inc. (a)	227,500
45,000	Cypress Sharpridge Investments, Inc.	589,050
37,000	Redwood Trust, Inc.	562,030

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,543,016)	2,560,580

	ROYALTY TRUSTS - 0.26%

23,000	MV Oil Trust	571,550

	TOTAL ROYALTY TRUSTS (Cost $557,622)	571,550

	MONEY MARKET SECURITIES - 2.91%

6,408,771	Fidelity Institutional Money Market Treasury Portfolio - Class I, 0.04% (c)	6,408,771

	TOTAL MONEY MARKET SECURITIES (Cost $6,408,771)	6,408,771

	TOTAL INVESTMENTS (Cost $231,938,141) - 101.14%	$223,183,972

	Liabilities in excess of other assets - (1.14)%	(2,504,973)

	TOTAL NET ASSETS - 100.00%	$220,678,999

(a) Non-income producing securities
(b) American Depositary Receipts
(c) Variable rate security; the money market rate shown represents the rate at May 31, 2010.

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
Statement of Assets and Liabilities
May 31, 2010
(Unaudited)

Assets
Investments in securities, at fair value (cost $231,938,141)	$223,183,972
Receivable for fund shares sold	493,281
Dividends receivable	226,830
Prepaid expenses	22,416
Receivable for investments sold	17,400
Interest receivable	494
Total assets	223,944,393

Liabilities
Payable for investments purchased	2,921,123
Payable to Advisor (a)	281,588
Payable to administrator, fund accountant, and transfer agent	25,003
Other accrued expenses	17,118
Payable for fund shares redeemed	13,493
Payable to custodian	3,918
Payable to trustees and officers	3,151
Total liabilities	3,265,394

Net Assets	$220,678,999

Net Assets consist of:
Paid in capital	$278,450,443
Accumulated net investment income (loss)	(527,248)
Accumulated net realized gain (loss) from investment transactions	(48,490,027)
Net unrealized (depreciation) on investments	(8,754,169)

Net Assets	$220,678,999

Shares outstanding (unlimited number of shares authorized)	37,324,885

Net Asset Value and offering price per share	$5.91

Redemption price per share (Net Asset Value * 98%) (b)	$5.79

(a) See Note 4 in the Notes to the Financial Statements.
(b) The Fund charges a 2.00% redemption fee on shares redeemed within 90 days of purchase.

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
Statement of Operations
For the six months ended May 31, 2010
(Unaudited)

Investment Income
Dividend income (Net of foreign tax withheld of $240)	$1,193,195
Interest income	1,647
Total Investment Income	1,194,842

Expenses
Investment Advisor fee (a)	1,495,433
Administration expenses	75,143
Fund accounting expenses	30,450
Legal expenses	22,630
Transfer agent expenses	19,706
Custodian expenses	15,410
Transfer OOP expenses	14,921
Registration expenses	11,675
Printing expenses	7,677
Auditing expenses	7,476
Insurance expense	6,576
Trustee expenses	4,074
CCO expenses	3,696
Miscellaneous expenses	3,052
Pricing expenses	2,922
24f-2 expenses	1,249
Total Expenses	1,722,090
Net Investment Income (Loss)	(527,248)

Realized & Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities	(1,487,557)
Change in unrealized appreciation (depreciation)
on investment securities	(3,780,733)
Net realized and unrealized gain (loss) on investment securities	(5,268,290)
Net increase (decrease) in net assets resulting from operations	$(5,795,538)

(a) See Note 4 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
Statements of Changes In Net Assets

	For the Six	Fiscal Year
	Months Ended	Ended
	May 31, 2010	November 30,
Increase (decrease) in net assets from:	(Unaudited)	2009
Operations
Net investment income (loss)	$(527,248)	$(889,873)
Net realized gain (loss) on investment securities	(1,487,557)	(34,757,662)
Change in unrealized appreciation (depreciation) on investment securities	(3,780,733)	67,609,216
Net increase (decrease) in net assets resulting from operations	(5,795,538)	31,961,681

Capital Share Transactions
Proceeds from Fund shares sold	89,893,504	77,923,626
Amount paid for Fund shares redeemed	(22,813,550)	(34,097,649)
Proceeds from redemption fees collected (a)	6,984	22,210
Net increase (decrease) in net assets resulting
from capital share transactions	67,086,938	43,848,187

Total Increase (Decrease) in Net Assets	61,291,400	75,809,868

Net Assets
Beginning of period	159,387,599	83,577,731

End of period	$220,678,999	$159,387,599

Accumulated undistributed net investment income (loss)
included in net assets at end of period	$(527,248)	$-

Capital Share Transactions
Shares sold	14,534,131	14,739,481
Shares redeemed	(3,687,376)	(6,637,453)

Net increase (decrease) from capital share transactions	10,846,755	8,102,028

(a) The Fund charges a 2% redemption fee on shares redeemed within 90 calendar days of purchase.
Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
Financial Highlights
(For a share outstanding during each period)

	For the Six Months Ended May 31, 2010		Fiscal Year Ended November 30,	Period Ended November 30,
	(Unaudited)		2009	2008	(a)

Selected Per Share Data:
Net asset value, beginning of period	$6.02		$4.55	$10.00

Income from investment operations:
Net investment income (loss)	(0.01)		(0.03)	(0.04)	(b)
Net realized and unrealized gain (loss) on investments	(0.10)		1.50	(5.41)	(c)
Total from investment operations	(0.11)		1.47	(5.45)

Less Distributions to shareholders:
Return of capital	-		-	-	(d)
Total distributions	-		-	-

Paid in capital from redemption fees (e)	0.00		0.00	0.00

Net asset value, end of period	$5.91		$6.02	$4.55

Total Return (f)	(1.83)%	(h)	32.31%	-54.48%	(g)(h)

Ratios and Supplemental Data:
Net assets, end of year (000)	$220,679		$159,388	$83,578
Ratio of expenses to average net assets	1.73%	(i)	1.82%	1.94%	(i)
Ratio of net investment income (loss) to
average net assets	(0.53)%	(i)	(0.75)%	(0.59)%	(i)
Portfolio turnover rate	81.09%		221.75%	115.90%

(a) For the period December 28, 2007 (Commencement of Operations) to November 30, 2008.
(b) Per share net investment income has been calculated using the average shares method.
(c) Reimbursement of loss on investment trade from Advisor is reflected. The effect on the Fund was less than $0.005 per share.
(d) Return of capital distributions resulted in less than $0.005 per share.
(e) Redemption fees resulted in less than $0.005 per share.
(f) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(g) Reimbursement of loss on investment trade did not affect total return.
(h) Not annualized.
(i) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund
Notes to the Financial Statements
May 31, 2010
(Unaudited)

NOTE 1.  ORGANIZATION

The Auer Growth Fund (the “Fund”) was organized as a diversified series of the Unified Series Trust (the “Trust”) on September 10, 2007.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series.  The investment objective of the Auer Growth Fund (the “Fund”) is to provide long-term capital appreciation.  The Fund is one of a series of funds currently authorized by the Board.  The Fund’s investment advisor is SBAuer Funds, LLC (the “Advisor”).

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended May 31, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. federal tax authorities for tax year 2008.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Auer Growth Fund
Notes to the Financial Statements - continued
May 31, 2010
(Unaudited)

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES – continued

Subsequent Events – In accordance with accounting principles generally accepted in the United States of America (“GAAP”), management has evaluated subsequent events through the date these financial statements were issued and determined there were no material subsequent events, except as otherwise noted in these notes.

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts, and unit investment trusts are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Auer Growth Fund
Notes to the Financial Statements - continued
May 31, 2010
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Auer Growth Fund
Notes to the Financial Statements - continued
May 31, 2010
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2009:

		Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$212,750,571	$-	$-	$212,750,571

American Depositary Receipts*	892,500	-	-	892,500

Real Estate Investment Trusts	2,560,580	-	-	2,560,580

Unit Investment Trusts	571,550	-	-	571,550

Money Market Securities	6,408,771	-	-	6,408,771

Total	$223,183,972	$-	$-	$223,183,972
*Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

NOTE 4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the Fund’s average net assets. For the six months ended May 31, 2010, the Advisor earned a fee of $1,495,433 from the Fund.  At May 31, 2010, the Fund owed the Advisor $281,588 for advisory services.   The Advisor contractually has agreed to waive its management fee and/or reimburse expenses, but only to the extent necessary so that the Fund’s total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), any 12b-1 fees, taxes, extraordinary expenses and indirect expenses (such as fees and expenses of acquired funds), do not exceed 1.95% of the average daily net assets of the Fund.  The contractual agreement is in effect through December 31, 2011.  Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the 1.95% expense limitation.

The Trust retains Unified Fund Services, Inc. (“Unified”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel.  For the six months ended May 31, 2010, Unified earned fees of $75,143 for administrative services provided to the Fund. At May 31, 2010, the Fund owed Unified $14,180 for administrative services.  Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, the Funds distributor (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the six months ended May 31, 2010, the Custodian earned fees of $15,410 for custody services provided to the Fund. At May 31, 2010, the Fund owed the Custodian $3,918 for custody services.

The Trust also retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended May 31, 2010, Unified earned fees of $19,706 from the Fund for transfer agent services and $14,921 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the

Auer Growth Fund
Notes to the Financial Statements - continued
May 31, 2010
(Unaudited)

NOTE 4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Six months ended May 31, 2010, Unified earned fees of $30,450 from the Fund for fund accounting services.  At May 31, 2010, the Fund owed Unified $3,206 for transfer agent services and $2,041 in reimbursement of out-of-pocket expenses.  At May 31, 2010, the Fund owed Unified $5,576 for fund accounting services.  The Distributor acts as the principal distributor of the Fund.  There were no payments made to the Distributor by the Fund for the six months ended May 31, 2010.  The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor; such persons may be deemed to be affiliates of the Distributor.

The Fund has adopted a distribution plan under Rule 12b-1. Under the distribution plan, the Fund can pay the Fund’s distributor, its adviser and/or other financial institutions, a fee of up to 0.25% of the Fund’s average daily net assets.  Because these fees are an ongoing expense, over time they reduce the investment results of the Fund and may cost you more than paying other types of sales charges.  The Fund has not implemented its 12b-1 Plan, although the Fund may do so at any time after March 31, 2011, upon notice to shareholders.

NOTE 5.  INVESTMENTS

For the six months ended May 31, 2010, purchases and sales of investment securities, other than short-term investments were as follows:

Amount
Purchases
U.S. Government Obligations	$-
Other	242,590,187
Sales
U.S. Government Obligations	$-
Other	150,034,701

At May 31, 2010, the appreciation (depreciation) of investments for tax purposes, was as follows:

Amount
Gross Appreciation	$8,799,389
Gross (Depreciation)	(17,553,558)
Net Depreciation
on Investments	$(8,754,169)

At May 31, 2010, the aggregate cost of securities for federal income tax purposes, was $231,938,141.

NOTE 6.  ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Auer Growth Fund
Notes to the Financial Statements - continued
May 31, 2010
(Unaudited)

NOTE 7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At May 31, 2010, Charles Schwab, for the benefit of others, owned 63.72% of the Fund and thus may be deemed to control the Fund.

NOTE 8.  DISTRIBUTIONS TO SHAREHOLDERS

At November 30, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistibuted ordinary income	$-
Capital loss carryforward	(45,811,243)
Unrealized depreciation	(6,164,663)
$(51,975,906)

At November 30, 2009, the difference between book basis and tax basis unrealized depreciation is primarily attributable to the tax deferral of post-October losses in the amount of $1,191,227.

NOTE 9.  CAPITAL LOSS CARRYFORWARDS

As of November 30, 2008, the Fund has available for federal tax purposes an unused capital loss carryforward of $45,811,243, which is available for offset against future taxable net capital gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.  The carryforward expires as follows:

Amount	Expires November 30,

$7,778,108	2016
38,033,135	2017

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Fund at (888) 711-2837 (Auer) and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler
Nancy V. Kelly
Kenneth G.Y. Grant

OFFICERS
Melissa K. Gallagher, President
John C. Swhear, Senior Vice-President
Christopher E. Kashmerick, Treasurer and Chief Financial Officer
Tara Pierson, Secretary
Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR
SBAuer Funds, LLC
10401 N. Meridian Street, Suite 100
Indianapolis, IN  46290

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP
312 Walnut St., 14th Floor
Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Unified Fund Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

Roosevelt Multi-Cap Fund

Semi-Annual Report

May 31, 2010

Fund Adviser:

The Roosevelt Investment Group, Inc.
317 Madison Avenue
Suite 1004
New York, NY  10017

Toll Free: (877) 322-0576

Management Discussion and Analysis

The six month period ending May 31, 2010 was one which exhibited relatively flat returns for broader market indices.  The S&P 500 Index was up just under one half of one percentage point, as market participants digested the significant gains seen during the recovery phase of 2009.  Investors wrestled with how to properly value equities in an environment characterized by elevated concerns over European deficits on the one hand, and a recovering United States economy on the other.   These factors largely offset one another and market levels ended up very close to where they began.  Our Fund enjoyed stronger returns over this period, achieving gains of just over 4.48%.  Technology was a key area of outperformance for us.  Stock selection was the primary driver here.  Specifically Apple, Plexus, and WebMD Health enjoyed strong returns both absolutely and also relative to the sector.  Health Care was another area in which the Fund showed material outperformance.  In this case, the drivers were a combination of strong stock selection as well as sector allocation.  The Health Care sector underperformed the S&P 500 Index, therefore our underweight position in the area benefited our relative performance.  Additionally, the Health Care stocks that we owned during the period in aggregate gained approximately 12%; materially ahead of the overall sector which actually showed a moderate decline.  Our best performing stock in the space was Perrigo, which gained 48%.

As we look forward, we believe that the domestic economy is in the midst of a self-sustaining, albeit modest, recovery phase.  Two major risk factors which could derail the recovery are the European sovereign debt issues and China’s attempt at engineering a soft landing.  Should the European authorities fail to calm capital markets there is the potential that the ramifications could wash up on our shores, transmitted by the interconnectedness between the European financial system and that of our own.  Chinese authorities have taken various measures in an attempt to cool a burgeoning housing bubble.  The concern here is that it is a difficult balancing act to cool one part of the economy, without adversely impacting the rest.  At this point though, recent data points are still emblematic of a robust economy.  While these issues should not be taken lightly, our belief is that the US economic recovery will sustain itself.  The virtuous cycle of employment and income gains feeding into increased consumption is a powerful one.  While the Bureau of Labor Statistics employment report for May (released June 4) was disappointing in that a less than expected 41,000 private sector jobs were created, we believe that one should be careful before putting too much credence in this one data point.  Historically, private sector employment numbers have been pressured during peak hiring months for census workers.  Effectively, many part time employees who might have been put to work by the private sector are instead employed by the government.  These numbers have in the past reverted back to trend, and we would expect that pattern to repeat itself.  Therefore in summary, while we are cognizant of the global economic risks, our belief is that the current weight of evidence is in favor of a continuing US economic recovery.

  Investment Results   (Unaudited)

*      Return figures reflect any change in price per share and assume the reinvestment of all distributions.

**  The S&P 500® Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.  This Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted.  For more information on the Roosevelt Multi Cap Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-322-0576.

 You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

Comparison of the Growth of a $10,000 Investment in the Roosevelt Multi-Cap Fund and the S&P 500® Index

The graph shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500® Index on December 21, 2001 (commencement of Fund operations) and held through May 31, 2010.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.  For more information on the Roosevelt Multi Cap Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-322-0576.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings   (Unaudited)

      1As a percentage of net assets.

The Fund invests primarily in common stock of U.S. companies of all capitalization ranges.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov.  The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, consisting of management fees, distribution and/or service    (12b-1) fees, and trustee expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the six months from December 1, 2009 to May 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Roosevelt Multi-Cap Fund	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid for the Period December 1, 2009 – May 31, 2010*
Actual	$1,000.00	$1,044.79	$6.48
Hypothetical**	$1,000.00	$1,018.59	$6.40

   *Expenses are equal to the Fund’s annualized expense ratio of 1.27%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
**Assumes a 5% return before expenses.

Roosevelt Multi-Cap Fund
Schedule of Investments
May 31, 2010
(Unaudited)

Common Stocks - 80.91%	Shares	Value

Consumer Discretionary - 16.19%
BorgWarner, Inc. (a)	35,491	$1,322,395
Carnival Corp.	77,329	2,801,630
Chico's FAS, Inc.	118,161	1,445,109
Discovery Communications, Inc. - Class A (a)	75,004	2,824,651
DreamWorks Animation SKG, Inc. (a)	18,037	535,519
Harman International Industries, Inc. (a)	15,206	491,154
Hasbro, Inc.	72,901	2,926,975
J. Crew Group, Inc. (a)	53,334	2,434,164
Johnson Controls, Inc.	38,597	1,101,172
RadioShack Corp.	96,074	1,963,753
Polo Ralph Lauren Corp.	28,119	2,442,416
Sotheby's	57,268	1,861,210
Whirlpool Corp.	17,155	1,791,668
		23,941,816

Consumer Staples - 3.55%
Church & Dwight Co., Inc.	27,025	1,778,515
Hain Celestial Group, Inc./The (a)	65,000	1,401,400
Kraft Foods, Inc. - Class A	72,495	2,073,357
		5,253,272

Energy - 2.21%
FMC Technologies, Inc. (a)	31,363	1,823,758
National-Oilwell Varco, Inc.	37,915	1,445,699
		3,269,457

Financials - 2.30%
Greenhill & Co., Inc.	17,131	1,187,007
NYSE Euronext	77,387	2,218,685
		3,405,692

Health Care - 6.39%
Dr. Reddy's Laboratories Ltd. (b)	116,165	3,333,936
Teva Pharmaceutical Industries Ltd. (b)	29,193	1,600,360
Cerner Corp. (a)	27,422	2,295,496
Perrigo Co.	37,466	2,225,855
		9,455,647

Industrials - 15.69%
Tata Motors Ltd. (b)	53,111	885,891
Clean Harbors, Inc. (a)	32,688	2,072,092
Continental Airlines, Inc. - Class B (a)	111,631	2,355,414
Cooper Industries PLC	47,640	2,237,651
Lockheed Martin Corp.	32,282	2,579,977
Owens Corning, Inc. (a)	112,646	3,754,491
Regal-Beloit Corp.	8,803	530,733
Robert Half International, Inc.	54,571	1,380,101
Roper Industries, Inc.	14,506	841,639
TransDigm Group, Inc.	28,096	1,482,345
Tyco International Ltd.	62,356	2,256,664
Verisk Analytics, Inc. - Class A (a)	47,577	1,439,204
Wabtec Corp.	32,120	1,392,402
		23,208,604

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Schedule of Investments - continued
May 31, 2010
(Unaudited)

Common Stocks - 80.91% - continued	Shares	Value

Information Technology - 22.58%
Infosys Technologies Ltd. (b)	41,552	$2,390,487
Apple, Inc. (a)	17,178	4,417,494
Cisco Systems, Inc. (a)	150,428	3,483,912
Cognizant Technology Solutions Corp. - Class A (a)	76,622	3,834,165
Cree, Inc. (a)	34,363	2,280,672
Dolby Laboratories, Inc. (a)	11,049	729,344
Ebay, Inc. (a)	82,864	1,774,118
Itron, Inc. (a)	22,836	1,522,248
Microchip Technology, Inc.	108,001	3,007,828
Monster Worldwide, Inc. (a)	205,590	3,040,676
Plexus Corp. (a)	90,349	3,076,383
WebMD Health Corp. (a)	84,390	3,842,277
		33,399,604

Materials - 10.95%
Allegheny Technologies, Inc.	47,388	2,591,176
Compass Minerals International, Inc.	23,558	1,787,110
Dow Chemical Co./The	136,852	3,682,687
Eastman Chemical Co.	19,563	1,181,410
Givaudan SA (b)	114,041	1,784,742
Nalco Holding Co.	51,101	1,157,949
Novozymes A/S - B Shares	23,000	2,553,000
Senomyx, Inc. (a)	370,000	1,450,400
		16,188,474

Utilities - 1.05%
National Fuel Gas Company	32,000	1,555,200

TOTAL COMMON STOCKS (Cost $100,667,681)		119,677,766

Exchange-Traded Funds - 7.53%

Market Vectors Gold Miners ETF	41,777	2,083,001
ProShares UltraShort MSCI Europe (a)	27,878	738,767
UltraShort MSCI Emerging Markets Proshares (a)	13,058	738,038
UltraShort Russell 2000 ProShares (a)	179,425	3,651,299
UltraShort S&P 500 ProShares (a)	114,010	3,920,234

TOTAL EXCHANGE-TRADED FUNDS (Cost $10,702,493)		11,131,339

Limited Partnerships - 0.64%

Blackstone Group L.P./The	89,265	950,672

LIMITED PARTNERSHIPS (Cost $1,300,814)		950,672

Real Estate Investment Trusts - 1.11%

Digital Realty Trust, Inc.	28,754	1,636,390

REAL ESTATE INVESTMENT TRUSTS (Cost $1,331,339)		1,636,390

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Schedule of Investments - continued
May 31, 2010
(Unaudited)

U.S Government Securities - 1.63%	Shares	Value

U.S. Treasury "Strips", 4.750%, 02/15/2037	7,692,000	$2,407,042

TOTAL U.S. GOVERNMENT SECURITIES (Cost $2,375,912)		2,407,042

Money Market Securities - 6.92%
Huntington Money Market Fund - Trust Shares, 0.01% (c)	10,235,701	10,235,701

TOTAL MONEY MARKET SECURITIES (Cost $10,235,701)		10,235,701

TOTAL INVESTMENTS (Cost $126,613,940) - 98.74%		$146,038,910

Other assets in excess of liabilities - 1.26%		1,871,589

TOTAL NET ASSETS - 100.00%		$147,910,499

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at May 31, 2010.

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Statement of Assets and Liabilities
May 31, 2010
(Unaudited)

Assets
Investments in securities, at value (cost $126,613,940)	$146,038,910
Receivable for investments sold	2,982,286
Receivable for fund shares sold	236,101
Dividends receivable	165,700
Tax reclaim receivable	13,139
Interest receivable	59
Total assets	149,436,195

Liabilities
Payable for investments purchased	1,280,856
Payable to Adviser (a)	125,949
Payable for fund shares redeemed	60,488
Accrued 12b-1 fees	55,432
Payable to trustees	2,971
Total liabilities	1,525,696

Net Assets	$147,910,499

Net Assets consist of:
Paid in capital	$136,226,594
Accumulated undistributed net investment income (loss)	(190,252)
Accumulated net realized gain (loss) from investment transactions	(7,550,813)
Net unrealized appreciation (depreciation) on investments	19,424,970

Net Assets	$147,910,499

Shares outstanding (unlimited number of shares authorized)	9,819,107

Net Asset Value
Offering and redemption price per share	$15.06

(a) See Note 4 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Statement of Operations
For the six months ended May 31, 2010
(Unaudited)

Investment Income
Dividend income (net of foreign witholding tax of $9,976)	$778,598
Interest income	8,430
Total Investment Income	787,028

Expenses
Investment Adviser fee (a)	727,504
12b-1 expense	181,876
Other expenses	10,838
Trustee expenses	4,737
Total Expenses	924,955

Net Investment Income (Loss)	(137,927)

Realized and Unrealized Gain (loss) on Investments
Net realized gain (loss) on investment securities	4,523,613
Change in unrealized appreciation (depreciation) on investment securities	1,530,602
Net realized and unrealized gain (loss) on investment securities	6,054,215

Net increase (decrease) in net assets resulting from operations	$5,916,288

(a) See Note 4 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Statements of Changes in Net Assets
	For the Six
	Months Ended
	May 31, 2010	Year Ended
Increase (decrease) in net assets from:	(Unaudited)	November 30, 2009
Operations
Net investment income (loss)	$(137,927)	$882,334
Net realized gain (loss) on investment securities	4,523,613	(9,494,271)
Change in unrealized appreciation (depreciation) on investment securities	1,530,602	25,428,918
Net increase (decrease) in net assets resulting from operations	5,916,288	16,816,981

Distributions
From net investment income	(361,718)	(780,362)
Total distributions	(361,718)	(780,362)

Capital Share Transactions
Proceeds from Fund shares sold	48,852,964	108,638,718
Reinvestment of distributions	318,017	771,320
Amount paid for Fund shares redeemed	(43,447,808)	(43,650,696)
Net increase in net assets resulting
from capital share transactions	5,723,173	65,759,342

Total Increase (decrease) in Net Assets	11,277,743	81,795,961

Net Assets
Beginning of year	136,632,755	54,836,794

End of year	$147,910,499	$136,632,755

Accumulated undistributed net investment
income (loss) included in net assets at end of period	$(190,252)	$309,393

Capital Share Transactions
Shares sold	3,172,573	8,550,938
Shares issued in reinvestment of distributions	20,922	61,804
Shares redeemed	(2,828,186)	(3,337,650)

Net increase (decrease) from capital share transactions	365,309	5,275,092

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Financial Highlights
(For a share outstanding during the period)

	For the Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	May 31, 2010		November 30,		November 30,		November 30,	November 30,	November 30,
	(Unaudited)		2009		2008		2007	2006	2005

Selected Per Share Data
Net asset value, beginning of year	$ 14.45		$ 13.12		$ 18.87		$ 15.94	$ 15.07	$ 14.18

Income from investment operations
Net investment income (loss)	(0.01)		0.11	(a)	0.10	(a)	0.01	0.04	0.02
Net realized and unrealized gain (loss)	0.66		1.38		(4.77)		3.26	1.67	1.92
Total from investment operations	0.65		1.49		(4.67)		3.27	1.71	1.94

Less Distributions to shareholders:
From net investment income	(0.04)		(0.16)		-		(0.04)	(0.02)	-
From net realized gain	-		-		(1.08)		(0.30)	(0.82)	(1.05)
Total distributions	(0.04)		(0.16)		(1.08)		(0.34)	(0.84)	(1.05)

Net asset value, end of year	$ 15.06		$ 14.45		$ 13.12		$ 18.87	$ 15.94	$ 15.07

Total Return (b)	4.48%	(c)	11.52%		-26.33%		20.90%	11.82%	14.47%

Net assets, end of year (000)	$ 147,910		$ 136,633		$ 54,837		$ 27,163	$ 13,788	$ 6,415
Ratio of expenses to average net assets	1.27%	(d)	1.26%		1.26%		1.27%	1.28%	1.10%
Ratio of net investment income (loss) to
average net assets	(0.19)%	(d)	0.87%		0.63%		0.05%	0.36%	0.21%
Portfolio turnover rate	63.85%		120.62%		109.79%		146.35%	102.70%	85.58%

(a) Per share net investment income has been calculated using the average shares method.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Not annualized.
(d) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Notes to the Financial Statements
May 31, 2010
(Unaudited)

NOTE 1.  ORGANIZATION

The Roosevelt Multi-Cap Fund (the “Fund”), was organized as a diversified series of Unified Series Trust (the “Trust”) to acquire all the assets of the Bull Moose Growth Fund, a series of AmeriPrime Advisors Trust (the “Predecessor Fund”), in a tax-free reorganization, effective September 23, 2005.  The Predecessor Fund commenced operations on December 21, 2001.  The Trust is an open-end management investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series.  The Fund is one of a series of funds currently authorized by the Board.  The objective of the Fund is long-term capital appreciation.  The investment adviser to the Fund is The Roosevelt Investment Group (“Roosevelt” or the “Adviser”).

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended May 31, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. federal tax authorities for tax years prior to 2005.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.  For the six months ended May 31, 2010, there were no such reclassifications which were material.

Roosevelt Multi-Cap Fund
Notes to the Financial Statements - continued
May 31, 2010
(Unaudited)

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES – continued

Subsequent Events – In accordance with accounting principles generally accepted in the United States of America (“GAAP”), management has evaluated subsequent events through the date these financial statements were issued and determined there were no material subsequent events, except as otherwise noted in these notes.

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, American Depositary Receipts, exchanged-traded funds, limited partnerships, and  real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service or Adviser with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Roosevelt Multi-Cap Fund
Notes to the Financial Statements - continued
May 31, 2010
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Fixed income securities such as U.S. government securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Roosevelt Multi-Cap Fund
Notes to the Financial Statements - continued
May 31, 2010
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2010:

		Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$109,682,350	$-	$-	$109,682,350

American Depositary Receipts*	9,995,416	-	-	9,995,416

Exchange-Traded Funds	11,131,339	-	-	11,131,339

Limited Partnerships	950,672	-	-	950,672

Real Estate Investment Trusts	1,636,390	-	-	1,636,390

U.S. Government Securities	-	2,407,042	-	2,407,042

Money Market Securities	10,235,701	-	-	10,235,701

Total	$143,631,868	$2,407,042	$-	$146,038,910
*Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

NOTE 4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Adviser has agreed to provide investment advisory services to the Fund, and to pay most operating expenses of the Fund, in return for a "universal fee."  The Agreement states that the Fund, not the Adviser, is obligated to pay the following expenses:  brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), Rule 12b-1 fees and expenses of the non-interested trustees and such extraordinary or non-recurring expenses as may arise, including litigation and the indemnification of the Trust’s Trustees and Officers.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended May 31, 2010, the Adviser earned $727,504  from the Fund for its advisory services.  At May 31, 2010, the Fund owed the Adviser $125,949 for these services

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administration, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel.  The Adviser pays all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. Certain officers of the Trust are members of management and/or employees of Unified.  Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian.

Roosevelt Multi-Cap Fund
Notes to the Financial Statements - continued
May 31, 2010
(Unaudited)

NOTE 4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made to the Distributor by the Fund during the six months ended May 31, 2010.  A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor and such persons may be deemed to be affiliates of the Distributor.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that the Fund will pay the Adviser a fee aggregating 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of services to shareholders, including, but not necessarily limited to, advertising, compensation to dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”).  The Adviser may pay all or a portion of these fees to any registered securities dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred.  For the six months ended May 31, 2010, the Fund accrued 12b-1 fees of $181,876, of which $55,432 was unpaid at May 31, 2010.

NOTE 5.  INVESTMENTS

For the six months ended May 31, 2010, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Purchases
U.S. Government Obligations	$-
Other	90,087,187
Sales
U.S. Government Obligations	$-
Other	95,585,624

At May 31, 2010, the net unrealized appreciation of investments for tax purposes was as follows:

Gross appreciation	$22,538,586

Gross depreciation	(3,079,754)

Net appreciation on investments	$19,458,832

At May 31, 2010, the aggregate cost of securities for federal income tax purposes was $126,613,940.

NOTE 6.  ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the Investment Company Act of 1940. At May 31, 2010, no single person or entity owned more than 25% of the Fund.

Roosevelt Multi-Cap Fund
Notes to the Financial Statements - continued
May 31, 2010
(Unaudited)

NOTE 8.  DISTRIBUTIONS TO SHAREHOLDERS

On December 28, 2009, an ordinary income distribution of $0.0375 per share was declared and paid to shareholders of record on December 24, 2009.

The tax character of distributions paid during the fiscal years ended November 30, 2009 and 2008 is as follows:

	2009	2008

Ordinary Income	$780,362	$32,476
Long-term Capital Gain	-	1,058,022
Short-term Capital Gain	-	713,048
Total distributions paid	$780,362	$1,803,546

At November 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$309,393
Capital loss carryforward	(11,711,367)
Unrealized net depreciation	17,531,309
$6,129,335

At November 30, 2009, the difference between book basis and tax-basis unrealized depreciation was attributable primarily to the tax deferral of losses on wash sales and post-October losses in the amount of $183,028 and $180,031, respectively.

NOTE 9.  CAPITAL LOSS CARRYFORWARD

At November 30, 2009, the Roosevelt Multi-Cap Fund has available for federal tax purposes an unused capital loss carryforwards of $11,711,367, which are available for offset against future taxable net capital gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.  The carryforward expires as follows:

Amount	Expires November 30,

$ 2,133,282	2016
9,578,085	2017

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by: (1) calling the Fund at (877) 322-0576 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler
Kenneth G.Y. Grant
Nancy V. Kelly

OFFICERS
Melissa K. Gallagher, President
John Swhear, Senior Vice-President
Christopher E. Kashmerick, Treasurer and Chief Financial Officer
Tara Pierson, Secretary
Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISOR
The Roosevelt Investment Group, Inc.
317 Madison Avernue, Suite 1004
New York, NY  10017

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Thompson Hine LLP
312 Walnut St., 14th Floor
Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Unified Fund Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

Item 2. Code of Ethics.   NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.  NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies.  NOT APPLICABLE – applies to listed companies only

Item 6.  Schedule of Investments.  Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  NOT APPLICABLE – applies to closed-end funds only

Item 8.  Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  NOT APPLICABLE – applies to closed-end funds only

Item 10.  Submission of Matters to a Vote of Security Holders.
The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.
(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of May 17, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)                      Not Applicable – filed with annual report

(a)(2)
Certifications  by the  registrant's  principal  executive  officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule  30a-2under the Investment  Company Act of 1940 are filed herewith.

(a)(3)                      Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Unified Series Trust

By
     /s/ Melissa K. Gallagher
Melissa K. Gallagher, President

Date           8/9/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
__ _/s/ Melissa K. Gallagher  _
Melissa K. Gallagher, President

Date           8/9/2010

By
___/s/ Christopher E. Kashmerick           ___________
Christopher E. Kashmerick, Treasurer

Date         8/6/2010